OMB APPROVAL
	OMB Number:	3235-0578
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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Columbia Adaptive Alternatives Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 1.6%
Global Real Estate 1.6%
Columbia Real Estate Equity Fund, Class I Shares (a)	200,992	$2,904,339
Total Equity Funds (Cost: $3,381,425)		$2,904,339

Fixed-Income Funds 1.6%
Inflation Protected Securities 1.6%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	324,137	2,826,479
Total Fixed-Income Funds (Cost: $2,971,346)		$2,826,479

Alternative Investment Funds 53.3%
Blackstone Alternative Multi-Strategy Fund, Class Y Shares (a)(b)(c)	8,748,728	90,636,822
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	831,860	4,783,193
Total Alternative Investment Funds (Cost: $93,265,176)		$95,420,015

	Shares	Value

Exchange-Traded Funds 7.8%
PowerShares Global Listed Private Equity Portfolio	746,226	$8,215,948
iShares TIPS Bond ETF	26,021	2,903,423
iShares US Real Estate ETF	40,172	2,831,323
Total Exchange-Traded Funds (Cost: $15,075,320)		$13,950,694

Money Market Funds 36.2%
Columbia Short-Term Cash Fund, 0.150% (a)(d)	64,723,354	$64,723,354
Total Money Market Funds (Cost: $64,723,354)		$64,723,354
Total Investments
(Cost: $179,416,621) (e)		$179,824,881(f)
Other Assets & Liabilities, Net		(885,996)
Net Assets		$178,938,885

At August 31, 2015, cash totaling $2,534,314 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC40 10 EURO	9	EUR	469,822	09/2015	—	(25,191)
FTSE/MIB IDX	3	EUR	369,316	09/2015	—	(26,288)
MSCI SING IX ETS	16	SGD	732,504	09/2015	15,137	—
OMXS30 IND FUTURE	47	SEK	830,245	09/2015	—	(34,433)
S&P500 EMINI	1	USD	98,460	09/2015	—	(5,955)
SPI 200 FUTURES	9	AUD	827,346	09/2015	—	(68,452)
TOPIX INDX	3	JPY	379,470	09/2015	—	(31,137)
Total			3,707,163		15,137	(191,456)

Total Return Swap Contracts Outstanding at August 31, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index (a)	Fixed rate of 0.70%	01/29/2016	USD	252,073	(156)	—	(1,171)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index (a)	Fixed rate of 0.60%	01/30/2016	USD	4,150,585	(2,631)	—	(19,337)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index (a)	Fixed rate of 0.60%	01/30/2016	USD	6,056,393	(4,306)	—	(28,684)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index (a)	Fixed rate of 0.60%	01/30/2016	USD	6,810,949	(5,747)	—	(33,162)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index (a)	Fixed rate of 0.60%	01/30/2016	USD	5,538,496	(5,173)	—	(27,466)
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index (b)	Fixed rate of 0.70%	01/30/2016	USD	8,701,593	—	—	(29,123)
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index (b)	Fixed rate of 0.70%	01/30/2016	USD	2,207,296	—	—	(7,388)
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index (b)	Fixed rate of 0.00%	01/31/2016	USD	1,900,044	—	—	(8,593)
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return (c)	Fixed rate of 0.00%	01/30/2016	USD	3,656,789	—	97,470	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return (c)	Fixed rate of 0.00%	01/31/2016	USD	1,000,001	—	19,623	—
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return (d)	Fixed rate of 0.00%	01/29/2016	USD	491,023	—	—	(19,671)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return (d)	Fixed rate of 0.00%	01/30/2016	USD	7,647,709	—	—	(306,373)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return (d)	Floating rate based on 1-month USD LIBOR-BBA	01/31/2016	USD	1,699,997	—	—	(75,433)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return (d)	Fixed rate of 0.00%	07/22/2016	USD	2,887,892	—	—	(115,691)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/29/2016	USD	478,524	—	—	(2,611)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/30/2016	USD	1,556,083	—	—	(8,490)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/30/2016	USD	1,619,279	—	—	(8,834)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/30/2016	USD	7,052,945	—	—	(38,480)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/31/2016	USD	1,999,997	—	—	(5,499)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/30/2016	USD	3,609,262	—	—	(13,911)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/31/2016	USD	1,849,995	—	—	(17,773)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	07/22/2016	USD	9,156,840	—	—	(35,292)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return (e)	Fixed rate of 0.00%	01/30/2016	USD	5,427,677	—	—	(80,913)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return (c)	Fixed rate of 0.00%	01/30/2016	USD	5,172,973	—	—	(219,880)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return (c)	Fixed rate of 0.00%	01/31/2016	USD	1,199,999	—	—	(51,904)
Goldman Sachs	Total return on Goldman Sachs Commodity Carry Risk Premium Strategy Index (f)	Fixed rate of 0.00%	03/17/2016	USD	7,260,690	—	—	(56,932)
Goldman Sachs	Total return on Goldman Sachs Commodity Carry Risk Premium Strategy Index (f)	Fixed rate of 0.20%	03/17/2016	USD	999,963	—	—	(10,115)
Goldman Sachs	Total return on Goldman Sachs Commodity Curve Risk Premium Index (f)	Fixed rate of 0.00%	03/17/2016	USD	10,029,040	—	—	(98,926)
Goldman Sachs	Total return on Goldman Sachs Commodity Curve Risk Premium Index (f)	Fixed rate of 0.35%	03/17/2016	USD	4,461,592	—	—	(44,009)
Goldman Sachs	Total return on Goldman Sachs Commodity Curve Risk Premium Index (f)	Fixed rate of 0.20%	03/17/2016	USD	2,000,049	—	—	(13,234)
Goldman Sachs	Total return on Goldman Sachs Commodity Momentum Risk Premium Strategy Index (f)	Fixed rate of 0.35%	03/17/2016	USD	3,583,898	—	—	(30,026)
Goldman Sachs	Total return on Goldman Sachs Curve Index C0046 (g)	Fixed rate of 0.35%	05/31/2016	USD	7,204,570	—	11,810	—
Goldman Sachs	Total return on Goldman Sachs Curve Index C0046 (g)	Fixed rate of 0.20%	05/31/2016	USD	1,049,976	—	2,524	—
Goldman Sachs	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0015 (h)	Fixed rate of 0.20%	05/31/2016	USD	1,199,934	—	—	(28,091)
Goldman Sachs	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0015 (h)	Fixed rate of 0.35%	05/31/2016	USD	3,398,275	—	—	(104,998)
Goldman Sachs	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0014 (h)	Fixed rate of 0.35%	05/31/2016	USD	101,292	—	—	(1,193)
Goldman Sachs	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0014 (h)	Fixed rate of 0.20%	05/31/2016	USD	1,000,021	—	—	(8,833)
Goldman Sachs	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0014 (h)	Fixed rate of 0.35%	06/30/2016	USD	3,532,609	—	—	(41,619)
Goldman Sachs	Total return on Goldman Sachs FX Time Series Momentum Index C0038 (h)	Fixed rate of 0.35%	03/21/2016	USD	8,971,482	—	—	(30,424)
Goldman Sachs	Total return on Goldman Sachs FX Time Series Momentum Index C0038 (h)	Fixed rate of 0.20%	03/21/2016	USD	1,050,019	—	—	(14,729)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0042 (g)	Fixed rate of 0.00%	03/17/2016	USD	8,754,827	—	58,447	—
Goldman Sachs	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0042 (g)	Fixed rate of 0.35%	03/17/2016	USD	2,100,657	—	14,024	—
Goldman Sachs	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0042 (g)	Fixed rate of 0.20%	03/17/2016	USD	1,900,077	—	13,122	—
Goldman Sachs	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return (i)	Fixed rate of 0.35%	02/26/2016	USD	8,074,814	—	—	(286,124)
Goldman Sachs	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return (i)	Fixed rate of 0.35%	02/26/2016	USD	3,626,837	—	—	(128,514)
Goldman Sachs	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return (i)	Fixed rate of 0.20%	02/26/2016	USD	3,750,049	—	—	(163,218)
Goldman Sachs	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return (i)	Fixed rate of 0.35%	06/30/2016	USD	8,196,244	—	—	(290,426)
Goldman Sachs	Total return on Goldman Sachs Risk Premium (RP) Equity World Long Short Series 22 Excess Return (d)	Fixed rate of 0.35%	05/31/2016	USD	15,084,205	—	—	(46,083)
Goldman Sachs	Total return on Goldman Sachs RP Equity World Long Short Series 22 Excess Return (d)	Fixed rate of 0.35%	06/30/2016	USD	3,197,182	—	—	(9,768)
Goldman Sachs	Total return on Goldman Sachs RP Equity World Long Short Series 22 Excess Return (d)	Fixed rate of 0.20%	06/30/2016	USD	2,700,020	—	—	(9,219)
Goldman Sachs	Total return on Goldman Sachs 10-Year Treasury Note (TY) Volatility Carry Index (j)	Fixed rate of 0.35%	02/19/2016	USD	5,413,416	—	—	(27,686)
Morgan Stanley	Total return on Morgan Stanley FX VolNet Premium Strategy Series 2 (k)	Fixed rate of 0.80%	03/03/2016	USD	12,800,000	—	—	(699,250)
Morgan Stanley	Total return on Morgan Stanley SmartInvest Alpha Index (l)	Fixed Rate of 0.75%	01/30/2016	USD	14,663,963	—	28,463	—
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index (m)	Fixed rate of 0.80%	01/30/2016	USD	10,530,491	—	—	(240,707)
Total						(18,013)	245,483	(3,539,803)

(a) Underlying assets of this index include credit default swaps on high yield, investment grade, and foreign indices.

(b) Underlying assets of this index include interest rate swaps of 2 year and 10 year durations.

(c) Underlying assets of this index include long foreign and domestic equities and a short domestic ETF.

(d) Underlying assets of this index include long/short foreign and domestic equities.

(e) Underlying assets of this index include USD and long/short foreign currencies.

(f) Underlying assets of this index long/short domestic commodity futures and options on short commodity futures.

(g) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, options on short commodity futures, options on domestic and foreign indices, and long/short domestic and foreign equities.

(h) Underlying assets of this index include long/short domestic commodity futures.

(i) Underlying assets of this index include long/short foreign and domestic commodity futures.

(j) Underlying assets of this index include forward foreign currency exchange contracts.

(k) Underlying assets of this index include long domestic equities and a short domestic index.

(l) Underlying assets of this index include long/short puts and calls on a domestic index.

(m) Underlying assets of this index include capped variance swaps on currencies.

Notes to Consolidated Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Blackstone Alternative Multi-Strategy Fund, Class Y shares	87,800,000	—	—	—	87,800,000	—	—	90,636,822
Columbia Commodity Strategy Fund, Class I Shares	5,465,176	—	—	—	5,465,176	—	—	4,783,193
Columbia Inflation Protected Securities Fund, Class I Shares	5,512,793	—	(2,455,000)	(86,447)	2,971,346	—	—	2,826,479
Columbia Real Estate Equity Fund, Class I Shares	5,643,007	197,573	(2,110,000)	(349,155)	3,381,425	168,149	29,423	2,904,339
Columbia Short-Term Cash Fund	48,352,793	37,796,534	(21,425,973)	—	64,723,354	—	19,264	64,723,354
Total	152,773,769	37,994,107	(25,990,973)	(435,602)	164,341,301	168,149	48,687	165,874,187

(b)	Non-income producing investment.
(c)	Indirect holding through investment in Columbia Intermediary Alternatives Fund, which invests directly in the Blackstone Alternative Multi-Strategy Fund.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(e)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $179,417,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,837,000
Unrealized Depreciation	(2,429,000)
Net Unrealized Appreciation	$408,000

(f)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	2,904,339	—	—	2,904,339
Fixed-Income Funds	2,826,479	—	—	2,826,479
Alternative Investment Funds	95,420,015	—	—	95,420,015
Exchange-Traded Funds	13,950,694	—	—	13,950,694
Money Market Funds	—	64,723,354	—	64,723,354
Total Investments	115,101,527	64,723,354	—	179,824,881
Derivatives
Assets
Futures Contracts	15,137	—	—	15,137
Swap Contracts	—	—	245,483	245,483
Liabilities
Futures Contracts	(191,456)	—	—	(191,456)
Swap Contracts	—	—	(3,539,803)	(3,539,803)
Total	114,925,208	64,723,354	(3,294,320)	176,354,242

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	48,352,793	48,352,793	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Total Return Swap Contracts ($)(a)
Balance as of May 31, 2015	(109,313)
Increase (decrease) in accrued discounts/premiums	—
Change in unrealized appreciation (depreciation)(b)	(3,185,007)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2015	(3,294,320)

(a) Cost of purchases and sales are not recorded for swap contracts, realized gain (loss) during the period was $533,432.

(b) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2015 was $(3,213,817).

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Adaptive Risk Allocation Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 7.1%
Global Real Estate 7.1%
Columbia Real Estate Equity Fund, Class I Shares (a)	2,103,137	$30,390,328

Total Equity Funds (Cost: $33,723,134)		$30,390,328

Alternative Investment Funds 6.3%
Central Fund of Canada Ltd., Class A Shares	322,000	3,506,580
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	4,110,098	23,633,067

Total Alternative Investment Funds (Cost: $30,098,151)		$27,139,647

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 5.3%
Federal National Mortgage Association (c)
09/17/30	2.500%	$3,750,000		$3,807,961
09/14/45	3.500%		3,750,000	3,889,775
09/14/45	4.000%		3,000,000	3,189,024
09/14/45	5.000%		4,950,000	5,459,985
Government National Mortgage Association(c)
09/21/45	3.500%		6,150,000	6,406,037
Total Residential Mortgage-Backed Securities - Agency (Cost: $22,699,752)				$22,752,782

U.S. Treasury Obligations 6.3%
U.S. Treasury
04/30/16	0.375%		6,000,000	6,001,638
10/31/18	1.750%		3,650,000	3,719,292
12/31/19	1.125%		5,400,000	5,324,767
01/31/20	1.375%		1,800,000	1,792,265
02/15/21	3.625%		1,800,000	1,980,727
02/28/21	2.000%		875,000	888,057
08/15/23	2.500%		375,000	387,134
08/15/26	6.750%		875,000	1,257,778
08/15/27	6.375%		750,000	1,067,676
11/15/40	4.250%		875,000	1,091,164
02/15/42	3.125%		1,750,000	1,819,111
08/15/43	3.625%		1,375,000	1,562,487
Total U.S. Treasury Obligations (Cost: $26,644,390)				$26,892,096

Foreign Government Obligations(d) 5.0%
Belgium 0.7%
Belgium Government Bond (e)
06/22/24	2.600%	EUR	2,500,000	3,195,099

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d) (continued)
Japan 1.8%
Japan Government 30-Year Bond
09/20/44	1.700%	JPY $	850,000,000	$7,493,475
Mexico 0.4%
Mexican Bonos
06/10/21	6.500%	MXN	30,000,000	1,870,466

Spain 2.1%
Spain Government Bond (e)
01/31/22	5.850%	EUR	6,250,000	8,901,544
Total Foreign Government Obligations (Cost: $21,549,892)				$21,460,584

Inflation-Indexed Bonds(d) 20.5%
France 2.5%
France Government Bond OAT
07/25/24	0.250%	EUR	8,160,800	9,453,688
France Government Bond OAT
07/25/40	1.800%	EUR	747,546	1,128,848
Total				10,582,536

Germany 0.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	2,668,050	3,058,833
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/23	0.100%	EUR	675,857	785,391
Total				3,844,224

Italy 1.1%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	666,978	808,144
09/15/21	2.100%	EUR	652,776	795,312
09/15/26	3.100%	EUR	319,485	428,718
09/15/41	2.550%	EUR	1,527,470	2,041,310
Italy Buoni Poliennali Del Tesoro (e)
09/15/24	2.350%	EUR	655,961	820,925
Total				4,894,409
New Zealand 0.5%
New Zealand Government Bond
09/20/25	2.000%	NZD	3,088,996	1,974,885

Sweden 0.1%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	2,991,983	407,781

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (d) (continued)
United Kingdom 4.5%
United Kingdom Gilt Inflation-Linked Bond
03/22/29	0.125%	GBP $	3,271,260	$5,597,277
03/22/34	0.750%	GBP	947,572	1,876,493
03/22/44	0.125%	GBP	4,805,640	9,560,432
03/22/52	0.250%	GBP	1,069,560	2,413,556
Total				19,447,758
United States 10.9%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	9,000,000		9,149,518
01/15/21	1.125%	7,250,000		8,240,216
01/15/22	0.125%	7,250,000		7,472,813
01/15/24	0.625%	5,750,000		5,892,145
01/15/25	2.375%	2,250,000		3,303,172
01/15/27	2.375%	2,000,000		2,791,603
01/15/29	2.500%	400,000		537,850
02/15/42	0.750%	1,275,000		1,220,975
02/15/43	0.625%	4,000,000		3,628,156
02/15/45	0.750%	5,000,000		4,563,006
Total				46,799,454
Total Inflation-Indexed Bonds (Cost: $91,447,287)				$87,951,047

	Shares	Value

Exchange-Traded Funds 1.0%
PowerShares DB Gold Fund (b)	108,000	$4,023,000
Total Exchange-Traded Funds (Cost: $4,107,110)		$4,023,000

Money Market Funds 51.6%
Columbia Short-Term Cash Fund,
0.150% (a)(f)	221,420,986	$221,420,986
Total Money Market Funds (Cost: $221,420,986)		$221,420,986
Total Investments (Cost: $451,690,702) (g)		$442,030,470(h)
Other Assets & Liabilities, Net		(13,203,541)
Net Assets		$428,826,929

At August 31, 2015, cash totaling $14,115,993 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at August 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	10/07/2015	28,775,000 EUR	32,320,368 USD	13,681	—
Citigroup Global Markets Inc.	09/03/2015	150,000 AUD	107,130 USD	388	—
Citigroup Global Markets Inc.	09/03/2015	109,170 USD	150,000 AUD	—	(2,428)
Citigroup Global Markets Inc.	10/07/2015	3,000,000 AUD	2,138,400 USD	7,290	—
Citigroup Global Markets Inc.	10/07/2015	1,145,000,000 JPY	9,461,950 USD	12,006	—
Citigroup Global Markets Inc.	10/07/2015	8,500,000 SGD	6,032,219 USD	18,705	—
Citigroup Global Markets Inc.	10/07/2015	106,920 USD	150,000 AUD	—	(365)
HSBC Securities (USA), Inc.	10/07/2015	1,063,613,000 JPY	8,792,450 USD	14,211	—
HSBC Securities (USA), Inc.	10/07/2015	2,500,000 NOK	302,060 USD	55	—
HSBC Securities (USA), Inc.	10/07/2015	15,300,000 SEK	1,810,741 USD	2,048	—
Standard Chartered Bank	10/07/2015	7,400,000 CAD	5,581,321 USD	—	(42,955)
Standard Chartered Bank	10/07/2015	5,500,000 DKK	828,139 USD	587	—
Standard Chartered Bank	10/07/2015	18,829,700 GBP	28,906,979 USD	18,467	—
Standard Chartered Bank	10/07/2015	38,000,000 HKD	4,902,585 USD	—	(443)
Standard Chartered Bank	10/07/2015	25,211,000 MXN	1,501,100 USD	—	(3,894)
Standard Chartered Bank	10/07/2015	3,000,000 SEK	354,795 USD	150	—
UBS Securities	10/07/2015	4,670,000 CHF	4,857,343 USD	20,595	—
UBS Securities	10/07/2015	13,200,000 EUR	14,820,300 USD	204	—
UBS Securities	10/07/2015	2,485,000 NZD	1,599,619 USD	28,959	—
Total				137,346	(50,085)

Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND	70	AUD	5,594,581	09/2015	53,855	—
CAN 10YR BOND	10	CAD	1,074,947	12/2015	—	(18,515)
EURO BUXL 30Y BND	18	EUR	3,061,721	09/2015	—	(29,743)
Euro-BTP	62	EUR	9,404,228	09/2015	342,084	—
Euro-OAT	69	EUR	11,436,947	09/2015	91,168	—
LONG GILT	43	GBP	7,732,608	12/2015	—	(42,733)
mini MSCI EAFE	623	USD	53,973,605	09/2015	—	(3,903,657)
mini MSCI Emg Mkt	295	USD	12,058,125	09/2015	—	(2,044,970)
MSCI TAIWAN INDEX	145	USD	4,364,500	09/2015	50,588	—
S&P500 EMINI	784	USD	77,192,640	09/2015	—	(4,718,339)
Short Euro-BTP	20	EUR	2,522,595	09/2015	13,312	—
US 10YR NOTE (CBT)	400	USD	50,825,000	12/2015	—	(157,506)
US 5YR NOTE (CBT)	25	USD	2,985,938	12/2015	—	(10,745)
US LONG BOND(CBT)	15	USD	2,319,375	12/2015	—	(24,285)
US ULTRA BOND CBT	41	USD	6,494,656	12/2015	—	(79,442)
Total			251,041,466		551,007	(11,029,935)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(16)	EUR	(2,334,612)	09/2015	4,199	—
EURO-BUND	(17)	EUR	(2,920,431)	09/2015	50,977	—
Total			(5,255,043)		55,176	—

Credit Default Swap Contracts Outstanding at August 31, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.472%	25,000,000	(2,630,963)	2,090,876	49,306	—	(490,781)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.000	0.818%	32,500,000	(207,198)	—	59,166	—	(148,032)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	3.920%	14,850,000	(317,849)	—	146,437	—	(171,412)
Total									—	(810,225)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at August 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.287	05/02/2021	USD	11,000,000	(53)	392,104	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	3.159	05/02/2029	USD	3,000,000	27	279,240	—
Total								671,344	—

*Centrally cleared swap contract

Total Return Swap Contracts Outstanding at August 31, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 1.00%	09/04/2015	USD	20,012,734	—	—	(745,547)
Goldman Sachs	Total return on iShares iBoxx Investment Grade Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA	12/07/2015	USD	10,002,508	—		(40,215)
Goldman Sachs	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 2.00%	12/07/2015	USD	15,014,486	—	—	(140,944)
Total							—	(926,706)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	31,846,778	13,357,000	(18,871,000)	241,498	26,574,276	—	—	23,633,067
Columbia Real Estate Equity Fund, Class I Shares	37,009,010	1,375,392	(4,335,999)	(325,269)	33,723,134	1,170,563	204,829	30,390,328
Columbia Short-Term Cash Fund	160,877,769	202,074,811	(141,531,594)	—	221,420,986	—	68,319	221,420,986
Total	229,733,557	216,807,203	(164,738,593)	(83,771)	281,718,396	1,170,563	273,148	275,444,381

(b)	Non-income producing investment.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $12,917,568 or 3.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(g)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $451,691,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$596,000
Unrealized Depreciation	(10,257,000)
Net Unrealized Depreciation	$(9,661,000)

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	30,390,328	—	—	30,390,328
Alternative Investment Funds	27,139,647	—	—	27,139,647
Residential Mortgage-Backed Securities - Agency	—	22,752,782	—	22,752,782
U.S. Treasury Obligations	26,892,096	—	—	26,892,096
Foreign Government Obligations	—	21,460,584	—	21,460,584
Inflation-Indexed Bonds	—	87,951,047	—	87,951,047
Exchange-Traded Funds	4,023,000	—	—	4,023,000
Money Market Funds	—	221,420,986	—	221,420,986
Total Investments	88,445,071	353,585,399	—	442,030,470
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	137,346	—	137,346
Futures Contracts	606,183	—	—	606,183
Swap Contracts	—	671,344	—	671,344
Liabilities
Forward Foreign Currency Exchange Contracts	—	(50,085)	—	(50,085)
Futures Contracts	(11,029,935)	—	—	(11,029,935)
Swap Contracts	—	(1,736,931)	—	(1,736,931)
Total	78,021,319	352,607,073	—	430,628,392

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available.  Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
–	160,877,769	160,877,769	–

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Consolidated Portfolio of Investments

Columbia Diversified Absolute Return Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 22.6%
CONSUMER DISCRETIONARY 3.1%
Auto Components 0.1%
Magna International, Inc., Class A (a)	1,297	$63,799
Visteon Corp. (a)(b)	471	46,940
Total		110,739
Diversified Consumer Services 0.1%
ServiceMaster Global Holdings, Inc. (a)(b)	3,840	135,091
Hotels, Restaurants & Leisure 0.4%
Darden Restaurants, Inc. (a)	1,927	131,055
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,102	236,275
Total		367,330
Household Durables 0.3%
Jarden Corp. (a)(b)	1,707	87,637
Newell Rubbermaid, Inc. (a)	5,090	214,442
Total		302,079
Internet & Catalog Retail 0.4%
Amazon.com, Inc. (a)(b)	161	82,575
Ctrip.com International Ltd., ADR (a)(b)	926	61,533
Expedia, Inc. (a)	875	100,616
Lands’ End, Inc. (a)(b)	8,485	215,859
Total		460,583
Media 0.9%
Cinemark Holdings, Inc. (a)	7,570	269,113
Comcast Corp., Class A (a)	4,985	280,805
DISH Network Corp., Class A (a)(b)	4,792	284,022
Liberty Global PLC LiLAC, Class A (a)(b)	41	1,409
Liberty Global PLC, Class A (a)(b)	1,789	86,087
Total		921,436
Multiline Retail 0.2%
Burlington Stores, Inc. (b)	1,211	64,292
Dillard’s, Inc., Class A (a)	132	12,211
Hudson’s Bay Co.	2,840	49,262
Target Corp. (a)	1,288	100,091
Total		225,856
Specialty Retail 0.4%
Cabela’s, Inc. (a)(b)	2,295	103,206

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Foot Locker, Inc. (a)	1,257	$88,983
Home Depot, Inc. (The) (a)	1,566	182,377
Total		374,566
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	3,878	117,309
Nike, Inc., Class B (a)	889	99,346
Sequential Brands Group, Inc. (a)(b)	4,538	74,287
Total		290,942
TOTAL CONSUMER DISCRETIONARY		3,188,622
CONSUMER STAPLES 0.9%
Beverages 0.2%
Coca-Cola Enterprises, Inc. (a)	345	17,764
Constellation Brands, Inc., Class A (a)	217	27,776
Dr. Pepper Snapple Group, Inc. (a)	369	28,313
PepsiCo, Inc. (a)	992	92,187
Total		166,040
Food & Staples Retailing 0.1%
CVS Health Corp.	659	67,482
SYSCO Corp. (a)	468	18,659
Total		86,141
Food Products 0.4%
Archer-Daniels-Midland Co. (a)	2,719	122,328
General Mills, Inc. (a)	545	30,934
Keurig Green Mountain, Inc. (a)	298	16,867
Mead Johnson Nutrition Co. (a)	153	11,986
Mondelez International, Inc., Class A (a)	1,683	71,292
Pilgrim’s Pride Corp. (a)	5,990	125,640
Pinnacle Foods, Inc. (a)	441	19,774
TreeHouse Foods, Inc. (a)(b)	105	8,334
Tyson Foods, Inc., Class A (a)	834	35,262
Total		442,417
Personal Products 0.1%
Avon Products, Inc.	20,059	104,106
Nu Skin Enterprises, Inc., Class A (a)	378	17,267
Total		121,373
Tobacco 0.1%
Altria Group, Inc. (a)	1,207	64,671

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc. (a)	957	$76,368
Total		141,039
TOTAL CONSUMER STAPLES		957,010
ENERGY 1.3%
Energy Equipment & Services 0.3%
Halliburton Co. (a)	3,662	144,100
Transocean Ltd.	7,843	111,606
Weatherford International PLC (a)(b)	12,061	122,419
Total		378,125
Oil, Gas & Consumable Fuels 1.0%
Anadarko Petroleum Corp. (a)	535	38,295
BP PLC, ADR	2,691	90,256
Canadian Natural Resources Ltd.	1,648	37,030
Exxon Mobil Corp. (a)	3,991	300,283
HollyFrontier Corp. (a)	500	23,430
Kinder Morgan, Inc. (a)	2,282	73,960
Marathon Petroleum Corp.	1,005	47,546
Occidental Petroleum Corp. (a)	562	41,032
Royal Dutch Shell PLC, ADR, Class A (a)	1,717	90,864
Suncor Energy, Inc. (a)	2,112	59,643
Valero Energy Corp. (a)	959	56,907
Williams Companies, Inc. (The) (a)	1,050	50,610
World Fuel Services Corp.	355	13,721
WPX Energy, Inc. (b)	11,277	82,435
Total		1,006,012
TOTAL ENERGY		1,384,137
FINANCIALS 3.4%
Banks 0.8%
Citigroup, Inc.	2,079	111,185
Fifth Third Bancorp (a)	7,123	141,890
PNC Financial Services Group, Inc. (The)	2,235	203,653
Umpqua Holdings Corp.	7,242	121,014
Wells Fargo & Co. (a)	5,397	287,822
Total		865,564
Capital Markets 0.7%
BlackRock, Inc. (a)	365	110,402
Charles Schwab Corp. (The) (a)	5,480	166,482

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) (a)	1,137	$214,438
Invesco Ltd. (a)	6,181	210,834
Total		702,156
Consumer Finance 0.2%
American Express Co. (a)	1,345	103,189
Navient Corp. (a)	5,848	74,796
Total		177,985
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B (a)(b)	1,808	242,344
Voya Financial, Inc.	2,861	123,252
Total		365,596
Insurance 0.8%
Aflac, Inc.	2,581	151,247
Allstate Corp. (The)	1,665	97,036
Assured Guaranty Ltd. (a)	4,854	122,612
Everest Re Group Ltd.	222	39,030
Marsh & McLennan Companies, Inc.	1,767	94,941
MetLife, Inc. (a)	2,720	136,272
Prudential Financial, Inc. (a)	3,018	243,552
Total		884,690
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc. (a)	2,880	247,651
CBL & Associates Properties, Inc.	6,383	94,979
Empire State Realty Trust, Inc., Class A (a)	3,847	62,360
Total		404,990
Real Estate Management & Development 0.2%
St. Joe Co. (The) (b)	10,120	176,594
TOTAL FINANCIALS		3,577,575
HEALTH CARE 4.7%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc. (a)(b)	496	85,406
Alkermes PLC (a)(b)	1,158	68,971
AMAG Pharmaceuticals, Inc. (a)(b)	706	44,153
Arrowhead Research Corp. (a)(b)	20,780	123,226
Biogen, Inc. (a)(b)	254	75,514

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Bluebird Bio, Inc. (a)(b)	1,757	$233,804
Blueprint Medicines Corp. (a)(b)	4,066	111,246
Curis, Inc. (b)	51,190	134,118
Dynavax Technologies Corp. (a)(b)	8,936	253,425
Juno Therapeutics, Inc. (a)(b)	829	30,101
Novavax, Inc. (b)	21,691	233,612
Regulus Therapeutics, Inc. (b)	30,710	255,814
Spark Therapeutics, Inc. (a)(b)	344	15,002
Ultragenyx Pharmaceutical, Inc. (a)(b)	499	55,698
Vertex Pharmaceuticals, Inc. (a)(b)	1,596	203,522
Total		1,923,612
Health Care Equipment & Supplies 0.6%
Align Technology, Inc. (a)(b)	2,425	137,255
HeartWare International, Inc. (a)(b)	1,410	120,696
Medtronic PLC (a)	5,380	388,920
Total		646,871
Health Care Providers & Services 0.9%
Aetna, Inc. (a)	1,690	193,539
AmerisourceBergen Corp. (a)	1,358	135,854
Cardinal Health, Inc.	466	38,338
Centene Corp. (a)(b)	2,530	156,152
CIGNA Corp.	1,286	181,056
Health Net, Inc. (a)(b)	2,104	134,782
Laboratory Corp. of America Holdings (b)	934	110,034
Total		949,755
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (a)	635	79,610
Pharmaceuticals 1.2%
Allergan PLC (a)(b)	486	147,618
Bristol-Myers Squibb Co. (a)	5,131	305,141
Endo International PLC (a)(b)	2,506	192,962
Impax Laboratories, Inc. (a)(b)	1,512	61,932
Merck & Co., Inc. (a)	4,757	256,164
Pernix Therapeutics Holdings, Inc. (b)	19,785	95,364
Pfizer, Inc. (a)	3,628	116,894
Teva Pharmaceutical Industries Ltd., ADR (a)	1,128	72,654
Total		1,248,729
TOTAL HEALTH CARE		4,848,577

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 2.8%
Aerospace & Defense 0.6%
Honeywell International, Inc. (a)	1,210	$120,117
Huntington Ingalls Industries, Inc. (a)	888	99,971
Lockheed Martin Corp. (a)	1,845	371,177
Northrop Grumman Corp. (a)	386	63,204
Spirit AeroSystems Holdings, Inc., Class A (a)(b)	518	26,475
Total		680,944
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B (a)	920	89,838
Airlines 0.2%
Alaska Air Group, Inc. (a)	3,544	265,304
Building Products 0.1%
Fortune Brands Home & Security, Inc. (a)	943	45,122
USG Corp. (b)	2,429	74,109
Total		119,231
Commercial Services & Supplies 0.2%
Republic Services, Inc.	4,940	202,441
Electrical Equipment 0.2%
Rockwell Automation, Inc.	1,845	206,326
Industrial Conglomerates 0.1%
Carlisle Companies, Inc.	755	76,029
Machinery 0.8%
FANUC Corp., ADR	7,265	197,862
IDEX Corp. (a)	2,695	193,582
Ingersoll-Rand PLC (a)	3,365	186,051
Lincoln Electric Holdings, Inc.	2,158	126,567
Navistar International Corp. (a)(b)	952	16,983
Snap-On, Inc. (a)	653	104,330
Total		825,375
Professional Services 0.1%
Dun & Bradstreet Corp. (The) (a)	801	84,882
Road & Rail 0.4%
JB Hunt Transport Services, Inc. (a)	1,069	77,802
Kansas City Southern (a)	940	87,176

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Union Pacific Corp.	2,395	$205,347
Total		370,325
TOTAL INDUSTRIALS		2,920,695
INFORMATION TECHNOLOGY 5.2%
Communications Equipment 0.4%
Cisco Systems, Inc.	4,256	110,145
F5 Networks, Inc. (a)(b)	1,056	128,209
Palo Alto Networks, Inc. (a)(b)	968	158,965
Total		397,319
Internet Software & Services 1.0%
eBay, Inc. (b)	2,643	71,652
Google, Inc., Class A (a)(b)	507	328,445
Google, Inc., Class C (a)(b)	341	210,823
HomeAway, Inc. (a)(b)	5,315	152,487
Rackspace Hosting, Inc. (a)(b)	3,422	104,063
VeriSign, Inc. (b)	2,109	145,395
Total		1,012,865
IT Services 0.4%
EPAM Systems, Inc. (a)(b)	1,800	127,098
PayPal Holdings, Inc. (a)(b)	2,643	92,505
Visa, Inc., Class A	2,808	200,210
Total		419,813
Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	6,235	302,709
Cavium, Inc. (a)(b)	3,463	235,553
Cypress Semiconductor Corp. (a)	19,735	197,350
ON Semiconductor Corp. (b)	15,510	148,198
Qorvo, Inc. (b)	5,695	316,129
Silicon Laboratories, Inc. (a)(b)	1,991	86,569
Skyworks Solutions, Inc. (a)	4,108	358,834
Total		1,645,342
Software 1.3%
Activision Blizzard, Inc. (a)	8,945	256,095
Electronic Arts, Inc. (a)(b)	5,378	355,755
Salesforce.com, inc. (a)(b)	1,725	119,646
SolarWinds, Inc. (a)(b)	2,601	103,390
Tableau Software, Inc., Class A (b)	2,330	219,416
VMware, Inc., Class A (a)(b)	2,529	200,170

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Workday, Inc., Class A (a)(b)	1,433	$100,683
Total		1,355,155
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. (a)	3,167	357,111
Electronics for Imaging, Inc. (a)(b)	2,801	122,600
EMC Corp. (a)	3,745	93,138
Total		572,849
TOTAL INFORMATION TECHNOLOGY		5,403,343
MATERIALS 0.7%
Chemicals 0.3%
Albemarle Corp. (a)	301	13,608
Dow Chemical Co. (The) (a)	1,121	49,055
Eastman Chemical Co. (a)	417	30,216
EI du Pont de Nemours & Co.	505	26,008
LyondellBasell Industries NV, Class A (a)	1,569	133,961
Monsanto Co. (a)	441	43,064
PPG Industries, Inc.	350	33,351
Total		329,263
Containers & Packaging —%
Sonoco Products Co. (a)	813	31,967
Metals & Mining 0.1%
Alcoa, Inc. (a)	2,221	20,989
Freeport-McMoRan, Inc. (a)	1,571	16,715
Nucor Corp. (a)	299	12,944
Steel Dynamics, Inc. (a)	975	18,993
Total		69,641
Paper & Forest Products 0.3%
Domtar Corp. (a)	3,109	125,013
International Paper Co. (a)	2,723	117,470
Total		242,483
TOTAL MATERIALS		673,354
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc.	2,906	78,578
TOTAL TELECOMMUNICATION SERVICES		78,578

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc. (a)	607	$32,954
Entergy Corp. (a)	1,817	118,704
ITC Holdings Corp. (a)	1,027	33,583
Pinnacle West Capital Corp. (a)	862	51,315
Xcel Energy, Inc. (a)	955	32,212
Total		268,768
Multi-Utilities 0.2%
Ameren Corp. (a)	1,171	47,180
DTE Energy Co. (a)	487	38,015
PG&E Corp. (a)	295	14,626
Public Service Enterprise Group, Inc. (a)	1,924	77,441
Total		177,262
TOTAL UTILITIES		446,030
Total Common Stocks (Cost: $24,695,519)		$23,477,921

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.4%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	$25,000	$23,885
Automotive —%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	25,000	25,312
Fiat Chrysler Automobiles NV
04/15/20	4.500%	10,000	10,005
Total			35,317
Banking —%
Ally Financial, Inc.
11/18/19	3.750%	25,000	24,938
Cable and Satellite —%
CCO Safari II LLC (c)
07/23/20	3.579%	10,000	9,989
Cablevision Systems Corp.
09/15/17	8.625%	24,000	26,220
Total			36,209

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals —%
LYB International Finance BV
03/15/44	4.875%	$50,000	$47,874
Consumer Products 0.1%
Spectrum Brands, Inc.
11/15/20	6.375%	24,000	25,471
Tempur Sealy International, Inc.
12/15/20	6.875%	24,000	25,680
Total			51,151
Electric 0.1%
Dominion Resources, Inc.
12/01/44	4.700%	50,000	48,933
NRG Energy, Inc.
01/15/18	7.625%	25,000	26,375
Total			75,308
Finance Companies 0.1%
AerCap Aviation Solutions BV
05/30/17	6.375%	27,000	28,350
Aircastle Ltd.
04/15/17	6.750%	25,000	26,375
CIT Group, Inc.
03/15/18	5.250%	24,000	24,930
Total			79,655
Food and Beverage 0.2%
Aramark Services, Inc.
03/15/20	5.750%	25,000	25,922
ConAgra Foods, Inc.
01/25/23	3.200%	54,000	50,528
Constellation Brands, Inc.
11/15/19	3.875%	25,000	25,656
Kraft Heinz Co. (The) (c)
07/15/45	5.200%	50,000	52,552
Total			154,658
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	25,000	25,750
MGM Resorts International
03/01/18	11.375%	22,000	25,850
Total			51,600
Health Care —%
HCA, Inc.
10/15/19	4.250%	30,000	30,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction —%
DR Horton, Inc.
02/15/20	4.000%	$20,000	$20,100
Toll Brothers Finance Corp.
11/01/19	6.750%	23,000	25,530
Total			45,630
Independent Energy —%
Continental Resources, Inc.
06/01/44	4.900%	65,000	48,486
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	8,000	6,318
Media and Entertainment 0.2%
21st Century Fox America, Inc.
09/15/44	4.750%	50,000	47,957
Nielsen Finance LLC/Co.
10/01/20	4.500%	25,000	25,406
Scripps Networks Interactive, Inc.
06/15/25	3.950%	50,000	48,745
Sky PLC (c)
11/26/22	3.125%	50,000	47,728
Total			169,836
Midstream 0.2%
Columbia Pipeline Group, Inc. (c)
06/01/45	5.800%	56,000	53,776
Enterprise Products Operating LLC
05/15/46	4.900%	50,000	45,115
Kinder Morgan Energy Partners LP
03/01/43	5.000%	50,000	39,536
Williams Partners LP
09/15/45	5.100%	50,000	40,908
Total			179,335
Natural Gas 0.1%
Sempra Energy
06/15/24	3.550%	50,000	49,359
Packaging 0.1%
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	24,000	24,990
Silgan Holdings, Inc.
04/01/20	5.000%	25,000	25,617
Total			50,607

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.1%
Canadian Pacific Railway Co.
08/01/45	4.800%	$50,000	$50,257
Technology —%
NXP BV/Funding LLC (c)
06/15/20	4.125%	26,000	26,033
Transportation Services —%
ERAC U.S.A. Finance LLC (c)
02/15/45	4.500%	50,000	45,876
Wireless —%
Rogers Communications, Inc.
03/15/43	4.500%	48,000	43,735
Wirelines 0.1%
AT&T, Inc.
06/15/45	4.350%	50,000	42,761
Verizon Communications, Inc.
11/01/42	3.850%	90,000	73,787
Total			116,548
Total Corporate Bonds & Notes (Cost: $1,464,382)			$1,443,215

Residential Mortgage-Backed Securities - Agency 0.1%
Federal Home Loan Mortgage Corp. CMO IO Series 326 Class S2 (d)(e)
03/15/44	5.752%	90,504	21,961
Government National Mortgage Association CMO IO Series 2014-190 Class AI (e)
12/20/38	3.500%	288,972	49,722
Total Residential Mortgage-Backed Securities - Agency (Cost: $70,602)			$71,683

Residential Mortgage-Backed Securities - Non-Agency 1.0%
American General Mortgage Loan Trust CMO Series 2010-1A Class A3 (c)(d)
03/25/58	5.650%	333,350	336,846
Credit Suisse Mortgage Capital Certificates (c)(d)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	235,605	233,188

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2014-RPL4 Class A2
08/25/62	4.351%		$500,000	$477,314
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,049,337)				$1,047,348

Commercial Mortgage-Backed Securities - Non-Agency 1.3%
American Homes 4 Rent (c)
Series 2015-SFR1 Class A
04/17/52	3.467%		248,504	247,553
American Homes 4 Rent (c)(d)
Series 2014-SFR1 Class E
06/17/31	2.750%		250,000	238,175
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (c)(d)
10/26/44	2.449%		500,000	491,292
Rialto Real Estate Fund LLC Series 2015-LT7 Class A (c)
12/25/32	3.000%		224,634	224,502
VFC LLC Series 2015-3 Class A (c)
12/20/31	2.750%		157,988	157,746
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $1,371,191)				$1,359,268

Asset-Backed Securities - Non-Agency 0.3%
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (c)(d)
01/25/55	3.475%		335,089	334,525
Total Asset-Backed Securities - Non-Agency (Cost: $335,089)				$334,525

Inflation-Indexed Bonds(f) 1.7%
BRAZIL 0.3%
Brazil Notas do Tesouro Nacional
08/15/18	6.000%	BRL	1,021,910	272,795
FRANCE 0.1%
France Government Bond OAT
07/25/24	0.250%	EUR	127,513	147,714
France Government Bond OAT
07/25/40	1.800%	EUR	11,501	17,367
Total				165,081

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (f) (continued)
GERMANY 0.1%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	$42,689	$48,941
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/23	0.100%	EUR	10,398	12,083
Total				61,024
ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	11,116	13,469
09/15/21	2.100%	EUR	10,880	13,255
09/15/26	3.100%	EUR	5,325	7,145
09/15/41	2.550%	EUR	21,821	29,162
Italy Buoni Poliennali Del Tesoro (c)
09/15/24	2.350%	EUR	10,092	12,630
Total				75,661
MEXICO 0.1%
Mexican Udibonos
11/15/40	4.000%	MXN	2,117,728	135,752
NEW ZEALAND —%
New Zealand Government Bond
09/20/25	2.000%	NZD	51,483	32,915
SWEDEN —%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	49,866	6,796
UNITED KINGDOM 0.3%
United Kingdom Gilt Inflation-Linked Bond
03/22/29	0.125%	GBP	54,521	93,288
03/22/34	0.750%	GBP	16,722	33,115
03/22/44	0.125%	GBP	74,754	148,718
03/22/52	0.250%	GBP	16,043	36,203
Total				311,324
UNITED STATES 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		147,672	147,409
01/15/21	1.125%		125,454	130,707
01/15/22	0.125%		121,251	118,534
01/15/24	0.625%		92,048	92,225
01/15/25	2.375%		44,310	51,383
01/15/27	2.375%		35,500	41,874
01/15/29	2.500%		5,558	6,723
02/15/42	0.750%		21,122	19,153
02/15/43	0.625%		67,467	58,957

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (f) (continued)
UNITED STATES (CONTINUED)
02/15/45	0.750%		$81,072	$73,008
Total				739,973
Total Inflation-Indexed Bonds (Cost: $1,844,096)				$1,801,321

U.S. Treasury Obligations 0.2%
U.S. Treasury
04/30/16	0.375%		50,000	50,014
10/31/18	1.750%		30,000	30,569
12/31/19	1.125%		45,000	44,373
01/31/20	1.375%		15,000	14,936
02/15/21	3.625%		15,000	16,506
02/28/21	2.000%		5,000	5,075
08/15/23	2.500%		5,000	5,162
08/15/26	6.750%		5,000	7,187
08/15/27	6.375%		5,000	7,118
11/15/40	4.250%		5,000	6,235
02/15/42	3.125%		15,000	15,592
08/15/43	3.625%		10,000	11,364
Total U.S. Treasury Obligations (Cost: $215,066)				$214,131

Foreign Government Obligations(f)(g) 3.9%
AUSTRALIA 0.5%
Australia Government Bond
10/21/19	2.750%	AUD	170,000	125,117
04/21/25	3.250%	AUD	539,000	402,140
Total				527,257
BELGIUM —%
Belgium Government Bond (c)
06/22/24	2.600%	EUR	20,000	25,561
BRAZIL 1.0%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	4,000,000	1,068,875
COLOMBIA 0.2%
Colombia Government International Bond
03/21/23	4.375%	COP	280,000,000	78,282
06/28/27	9.850%	COP	293,000,000	115,316
Total				193,598
MEXICO 1.1%
Mexican Bonos
06/10/21	6.500%	MXN	500,000	31,174
12/07/23	8.000%	MXN	5,000,000	338,157
12/05/24	10.000%	MXN	4,050,000	309,631

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
MEXICO (CONTINUED)
11/23/34	7.750%	MXN	$6,870,000	$463,647
Total				1,142,609
PHILIPPINES 0.2%
Philippine Government International Bond
01/14/36	6.250%	PHP	10,000,000	241,076
PORTUGAL 0.2%
Portugal Obrigacoes do Tesouro OT (c)
10/15/25	2.875%	EUR	200,000	229,462
ROMANIA 0.3%
Romania Government Bond
02/24/25	4.750%	RON	1,000,000	273,245
SPAIN 0.1%
Spain Government Bond (c)
01/31/22	5.850%	EUR	50,000	71,212
UNITED KINGDOM 0.3%
United Kingdom Gilt
03/07/25	5.000%	GBP	150,000	293,433
Total Foreign Government Obligations (Cost: $4,432,566)				$4,066,328

			Shares	Value

Exchange-Traded Funds 0.5%
iShares US Real Estate ETF			6,605	$465,521
Total Exchange-Traded Funds (Cost: $496,032)				$465,521

Money Market Funds 70.6%
Columbia Short-Term Cash Fund, 0.150% (h)(i)			73,218,010	$73,218,010
Total Money Market Funds (Cost: $73,218,010)				$73,218,010
Total Investments
(Cost: $109,191,890) (j)				$107,499,271(k)

Issuer	Shares	Value

Investments Sold Short (16.9)%

Common Stocks (16.9)%
CONSUMER DISCRETIONARY (2.1)%
Hotels, Restaurants & Leisure (0.4)%
Cheesecake Factory, Inc. (The)	(2,725)	$(147,886)
Dunkin’ Brands Group, Inc.	(3,929)	(197,079)
Las Vegas Sands Corp.	(689)	(31,852)
Marriott International, Inc., Class A	(422)	(29,818)
McDonald’s Corp.	(345)	(32,782)
Wynn Resorts Ltd.	(296)	(22,215)
Total		(461,632)
Internet & Catalog Retail (0.1)%
Netflix, Inc. (b)	(777)	(89,378)
Media (0.4)%
DreamWorks Animation SKG, Inc., Class A (b)	(3,476)	(69,311)
Omnicom Group, Inc.	(796)	(53,316)
Regal Entertainment Group, Class A	(10,250)	(194,955)
Walt Disney Co. (The)	(395)	(40,243)
WPP PLC, ADR	(450)	(46,422)
Total		(404,247)
Multiline Retail (0.2)%
Dollar Tree, Inc. (b)	(417)	(31,800)
Kohl’s Corp.	(671)	(34,241)
Macy’s, Inc.	(2,170)	(127,184)
Total		(193,225)
Specialty Retail (0.5)%
AutoZone, Inc. (b)	(145)	(103,818)
Cabela’s, Inc. (b)	(1,413)	(63,543)
CarMax, Inc. (b)	(1,387)	(84,607)
Dick’s Sporting Goods, Inc.	(4,991)	(250,199)
O’Reilly Automotive, Inc. (b)	(180)	(43,213)
Total		(545,380)
Textiles, Apparel & Luxury Goods (0.5)%
Carter’s, Inc.	(419)	(41,192)
Fossil Group, Inc. (b)	(3,395)	(209,064)
Michael Kors Holdings Ltd. (b)	(3,587)	(155,891)
Ralph Lauren Corp.	(181)	(20,125)
Under Armour, Inc., Class A (b)	(886)	(84,640)
Total		(510,912)
TOTAL CONSUMER DISCRETIONARY		(2,204,774)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

CONSUMER STAPLES (0.5)%
Beverages (0.1)%
Brown-Forman Corp., Class B	(179)	$(17,560)
Monster Beverage Corp. (b)	(437)	(60,507)
Total		(78,067)
Food & Staples Retailing (0.2)%
Costco Wholesale Corp.	(345)	(48,317)
Kraft Heinz Co. (The)	(362)	(26,303)
Wal-Mart Stores, Inc.	(818)	(52,949)
Walgreens Boots Alliance, Inc.	(1,539)	(133,201)
Total		(260,770)
Food Products (0.1)%
Campbell Soup Co.	(553)	(26,538)
Hain Celestial Group, Inc. (The) (b)	(1,012)	(61,590)
Hormel Foods Corp.	(462)	(28,228)
McCormick & Co., Inc.	(331)	(26,242)
Total		(142,598)
Household Products (0.1)%
Church & Dwight Co., Inc.	(208)	(17,946)
Clorox Co. (The)	(187)	(20,789)
Colgate-Palmolive Co.	(285)	(17,901)
Total		(56,636)
TOTAL CONSUMER STAPLES		(538,071)
ENERGY (1.0)%
Energy Equipment & Services (0.4)%
Core Laboratories NV	(109)	(12,609)
Diamond Offshore Drilling	(860)	(20,391)
Ensco PLC, Class A	(1,152)	(20,863)
Nabors Industries Ltd.	(2,054)	(23,703)
Noble Corp. PLC	(1,587)	(20,663)
Precision Drilling Corp.	(4,687)	(22,544)
Rowan Companies PLC, Class A	(9,947)	(178,747)
SEACOR Holdings, Inc. (b)	(1,668)	(107,603)
Total		(407,123)
Oil, Gas & Consumable Fuels (0.6)%
Apache Corp.	(520)	(23,525)
Cheniere Energy, Inc. (b)	(1,136)	(70,602)
Chevron Corp.	(676)	(54,749)
Cobalt International Energy, Inc. (b)	(8,356)	(66,931)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	(473)	$(23,248)
Encana Corp.	(3,131)	(23,295)
EOG Resources, Inc.	(617)	(48,317)
Marathon Oil Corp.	(1,701)	(29,410)
Pioneer Natural Resources Co.	(1,726)	(212,402)
Total SA, ADR	(1,359)	(63,058)
Total		(615,537)
TOTAL ENERGY		(1,022,660)
FINANCIALS (2.4)%
Banks (0.5)%
First Horizon National Corp.	(8,470)	(123,069)
First Republic Bank	(892)	(53,797)
KeyCorp	(7,300)	(100,302)
PacWest Bancorp	(1,670)	(71,209)
People’s United Financial	(3,528)	(54,684)
Synovus Financial Corp.	(3,617)	(110,065)
Total		(513,126)
Capital Markets (0.6)%
Artisan Partners Asset Management, Inc., Class A	(1,674)	(68,416)
Bank of New York Mellon Corp. (The)	(3,208)	(127,678)
Federated Investors, Inc., Class B	(4,058)	(125,798)
T Rowe Price Group, Inc.	(2,795)	(200,905)
TD Ameritrade Holding Corp.	(3,711)	(124,170)
Total		(646,967)
Consumer Finance (0.2)%
Discover Financial Services	(3,745)	(201,219)
Diversified Financial Services (0.1)%
McGraw Hill Financial, Inc.	(974)	(94,468)
Insurance (0.7)%
Arch Capital Group Ltd. (b)	(2,102)	(143,525)
Brown & Brown, Inc.	(4,815)	(154,369)
Mercury General Corp.	(1,338)	(68,051)
Old Republic International Corp.	(2,519)	(39,573)
ProAssurance Corp.	(601)	(28,986)
Travelers Companies, Inc. (The)	(3,372)	(335,683)
Total		(770,187)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (0.3)%
American Homes 4 Rent, Class A	(12,940)	$(206,781)
Pennsylvania Real Estate Investment Trust	(4,545)	(90,173)
Total		(296,954)
TOTAL FINANCIALS		(2,522,921)
HEALTH CARE (3.7)%
Biotechnology (1.8)%
Acorda Therapeutics, Inc. (b)	(1,054)	(33,696)
Agios Pharmaceuticals, Inc. (b)	(1,710)	(147,744)
Alnylam Pharmaceuticals, Inc. (b)	(190)	(19,553)
Cara Therapeutics, Inc. (b)	(6,855)	(129,971)
Chimerix, Inc. (b)	(2,821)	(138,060)
Immunogen, Inc. (b)	(11,639)	(156,661)
Intrexon Corp. (b)	(246)	(10,947)
Ironwood Pharmaceuticals, Inc. (b)	(21,778)	(239,558)
Isis Pharmaceuticals, Inc. (b)	(1,259)	(63,177)
Kite Pharma, Inc. (b)	(781)	(41,526)
Medivation, Inc. (b)	(2,206)	(194,260)
NewLink Genetics Corp. (b)	(653)	(29,326)
OPKO Health, Inc. (b)	(1,143)	(12,367)
Osiris Therapeutics, Inc. (b)	(1,115)	(20,070)
Radius Health, Inc. (b)	(232)	(14,120)
Regeneron Pharmaceuticals, Inc. (b)	(390)	(200,265)
Seattle Genetics, Inc. (b)	(4,938)	(198,853)
uniQure NV (b)	(537)	(14,386)
United Therapeutics Corp. (b)	(1,031)	(155,289)
Total		(1,819,829)
Health Care Equipment & Supplies (0.4)%
Baxter International, Inc.	(4,521)	(173,832)
CR Bard, Inc.	(107)	(20,736)
Hill-Rom Holdings, Inc.	(666)	(35,191)
IDEXX Laboratories, Inc. (b)	(172)	(12,293)
Varian Medical Systems, Inc. (b)	(1,914)	(155,513)
Total		(397,565)
Health Care Providers & Services (0.3)%
Anthem, Inc.	(379)	(53,458)
DaVita HealthCare Partners, Inc. (b)	(400)	(30,256)
Henry Schein, Inc. (b)	(85)	(11,629)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (b)	(2,475)	$(224,408)
Total		(319,751)
Health Care Technology (0.2)%
athenahealth, Inc. (b)	(1,717)	(228,310)
Cerner Corp. (b)	(195)	(12,043)
Total		(240,353)
Life Sciences Tools & Services (0.1)%
Bruker Corp. (b)	(970)	(17,829)
Illumina, Inc. (b)	(424)	(83,787)
Mettler-Toledo International, Inc. (b)	(73)	(21,648)
QIAGEN NV (b)	(384)	(10,068)
Total		(133,332)
Pharmaceuticals (0.9)%
AbbVie, Inc.	(4,670)	(291,455)
Mallinckrodt PLC (b)	(598)	(51,571)
Novo Nordisk A/S, ADR	(3,670)	(202,841)
Roche Holding AG, ADR	(1,468)	(50,139)
Shire PLC, ADR	(193)	(44,776)
Zoetis, Inc.	(5,195)	(233,100)
Total		(873,882)
TOTAL HEALTH CARE		(3,784,712)
INDUSTRIALS (2.3)%
Aerospace & Defense (0.2)%
Hexcel Corp.	(916)	(44,206)
L-3 Communications Holdings, Inc.	(360)	(37,969)
TransDigm Group, Inc. (b)	(312)	(71,707)
Triumph Group, Inc.	(1,190)	(58,774)
Total		(212,656)
Air Freight & Logistics (0.3)%
Expeditors International of Washington, Inc.	(5,495)	(269,090)
Airlines (0.3)%
Delta Air Lines, Inc.	(1,185)	(51,879)
Spirit Airlines, Inc. (b)	(5,104)	(261,580)
Total		(313,459)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (0.2)%
Armstrong World Industries, Inc. (b)	(3,575)	$(198,806)
Commercial Services & Supplies —%
Pitney Bowes, Inc.	(1,703)	(33,737)
Construction & Engineering (0.3)%
Fluor Corp.	(6,314)	(288,045)
Electrical Equipment —%
Emerson Electric Co.	(799)	(38,128)
Industrial Conglomerates (0.1)%
3M Co.	(508)	(72,207)
Machinery (0.3)%
Deere & Co.	(471)	(38,518)
Illinois Tool Works	(467)	(39,476)
PACCAR, Inc.	(4,255)	(250,917)
Total		(328,911)
Professional Services —%
ManpowerGroup, Inc.	(255)	(22,160)
Road & Rail —%
Con-way, Inc.	(1,437)	(50,582)
Trading Companies & Distributors (0.6)%
Air Lease Corp.	(2,283)	(73,444)
Fastenal Co.	(5,797)	(223,417)
MSC Industrial Direct Co., Inc., Class A	(4,226)	(286,058)
Total		(582,919)
TOTAL INDUSTRIALS		(2,410,700)
INFORMATION TECHNOLOGY (4.0)%
Communications Equipment (0.3)%
Arista Networks, Inc. (b)	(2,690)	(201,185)
Juniper Networks, Inc.	(3,225)	(82,915)
Total		(284,100)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (0.4)%
Corning, Inc.	(12,005)	$(206,606)
Dolby Laboratories, Inc., Class A	(3,094)	(100,740)
IPG Photonics Corp. (b)	(1,602)	(135,241)
Total		(442,587)
Internet Software & Services (0.1)%
Pandora Media, Inc. (b)	(1,220)	(21,887)
Shutterstock, Inc. (b)	(853)	(28,584)
Yahoo!, Inc. (b)	(1,837)	(59,225)
Total		(109,696)
IT Services (0.4)%
Accenture PLC, Class A	(1,262)	(118,969)
International Business Machines Corp.	(604)	(89,325)
Xerox Corp.	(20,060)	(204,010)
Total		(412,304)
Semiconductors & Semiconductor Equipment (1.0)%
ASML Holding NV	(2,441)	(222,180)
Atmel Corp.	(24,149)	(197,297)
Cree, Inc. (b)	(816)	(22,211)
Fairchild Semiconductor International, Inc. (b)	(2,005)	(27,268)
Intel Corp.	(1,617)	(46,149)
Linear Technology Corp.	(5,020)	(202,206)
Marvell Technology Group Ltd.	(16,230)	(182,912)
Maxim Integrated Products	(886)	(29,832)
Teradyne, Inc.	(8,475)	(152,889)
Total		(1,082,944)
Software (1.1)%
FireEye, Inc. (b)	(2,584)	(97,624)
Netsuite, Inc. (b)	(3,477)	(308,931)
QLIK Technologies, Inc. (b)	(5,475)	(207,284)
SAP SE, ADR	(2,555)	(171,849)
ServiceNow, Inc. (b)	(3,500)	(248,360)
Symantec Corp.	(3,590)	(73,559)
Zynga, Inc., Class A (b)	(24,200)	(61,226)
Total		(1,168,833)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (0.7)%
Hewlett-Packard Co.	(7,013)	$(196,785)
Lexmark International, Inc., Class A	(9,817)	(294,314)
NetApp, Inc.	(3,736)	(119,403)
SanDisk Corp.	(1,126)	(61,434)
Total		(671,936)
TOTAL INFORMATION TECHNOLOGY		(4,172,400)
MATERIALS (0.5)%
Chemicals (0.2)%
Air Products & Chemicals, Inc.	(333)	(46,463)
Airgas, Inc.	(226)	(21,813)
Ecolab, Inc.	(454)	(49,550)
International Flavors & Fragrances, Inc.	(232)	(25,416)
WR Grace & Co. (b)	(953)	(94,290)
Total		(237,532)
Construction Materials (0.2)%
Martin Marietta Materials, Inc.	(369)	(61,918)
Vulcan Materials Co.	(1,093)	(102,327)
Total		(164,245)
Containers & Packaging (0.1)%
Owens-Illinois, Inc. (b)	(733)	(15,283)
Packaging Corp. of America	(318)	(21,341)
Westrock Co.	(404)	(23,977)
Total		(60,601)
Metals & Mining —%
Allegheny Technologies, Inc.	(2,267)	(43,776)
TOTAL MATERIALS		(506,154)
TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
Telus Corp.	(1,117)	(36,582)
Verizon Communications, Inc.	(1,208)	(55,580)
Total		(92,162)
TOTAL TELECOMMUNICATION SERVICES		(92,162)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (0.3)%
Electric Utilities —%
Pepco Holdings, Inc.	(315)	$(7,239)
Southern Co. (The)	(511)	(22,182)
Total		(29,421)
Gas Utilities —%
Questar Corp.	(311)	(6,005)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(3,092)	$(61,593)
Multi-Utilities (0.2)%
Consolidated Edison, Inc.	(374)	(23,528)
Dominion Resources, Inc.	(826)	(57,614)
Sempra Energy	(613)	(58,143)
Total		(139,285)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities —%
Aqua America, Inc.	(296)	$(7,507)
TOTAL UTILITIES		(243,811)
Total Common Stocks (Proceeds: $18,937,127)		$(17,498,365)
Total Investments Sold Short (Proceeds: $18,937,127)		$(17,498,365)
Total Investments, Net of Investments Sold Short		90,000,906
Other Assets & Liabilities, Net		13,755,059
Net Assets		$103,755,965

At August 31, 2015, securities and cash totaling $31,168,029 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at August 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	09/25/2015	20,793,000 MXN	1,262,845 USD	20,438	—
Barclays Bank PLC	09/30/2015	3,743,855 USD	31,329,000 NOK	41,219	—
BNP Paribas Securities Corp.	10/02/2015	400,000 AUD	284,970 USD	746	—
BNP Paribas Securities Corp.	10/02/2015	1,100,000 EUR	1,259,481 USD	24,578	—
BNP Paribas Securities Corp.	10/02/2015	7,900,000 NOK	948,442 USD	—	(5,973)
BNP Paribas Securities Corp.	10/02/2015	986,925 NZD	634,445 USD	10,432	—
BNP Paribas Securities Corp.	10/02/2015	215,540 USD	300,000 AUD	—	(2,372)
BNP Paribas Securities Corp.	10/02/2015	454,807 USD	600,000 CAD	1,220	—
BNP Paribas Securities Corp.	10/02/2015	784,820 USD	500,000 GBP	—	(17,701)
BNP Paribas Securities Corp.	10/02/2015	731,342 USD	6,000,000 NOK	—	(6,469)
BNP Paribas Securities Corp.	10/02/2015	1,344,668 USD	2,027,705 NZD	—	(62,591)
BNP Paribas Securities Corp.	10/06/2015	37,277,000 JPY	311,079 USD	3,428	—
BNP Paribas Securities Corp.	10/06/2015	2,884,000 NZD	1,856,470 USD	33,489	—
BNP Paribas Securities Corp.	10/06/2015	776,357 USD	680,000 EUR	—	(12,911)
BNP Paribas Securities Corp.	10/06/2015	797,249 USD	96,638,000 JPY	315	—
BNP Paribas Securities Corp.	10/06/2015	2,835,933 USD	339,542,000 JPY	—	(33,655)
BNP Paribas Securities Corp.	10/06/2015	1,879,618 USD	2,884,000 NZD	—	(56,638)
Credit Suisse	10/02/2015	200,000 CHF	207,164 USD	60	—
Credit Suisse	10/02/2015	1,600,000 GBP	2,492,072 USD	37,289	—
Credit Suisse	10/02/2015	1,600,000 NZD	1,047,744 USD	36,096	—
Credit Suisse	10/02/2015	5,300,000 SEK	613,908 USD	—	(12,550)
Credit Suisse	10/02/2015	1,459,611 USD	180,700,000 JPY	31,643	—
Deutsche Bank Securities Inc.	09/25/2015	1,102,000 RON	275,030 USD	—	(3,825)
Deutsche Bank Securities Inc.	09/30/2015	1,500,819 USD	1,447,000 CHF	—	(2,523)
Deutsche Bank Securities Inc.	10/02/2015	1,500,000 AUD	1,089,222 USD	23,382	—
Deutsche Bank Securities Inc.	10/02/2015	200,000 CAD	152,060 USD	51	—
Deutsche Bank Securities Inc.	10/02/2015	100,000 CHF	103,586 USD	34	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank Securities Inc.	10/02/2015	100,000 GBP	155,888 USD	2,464	—
Deutsche Bank Securities Inc.	10/02/2015	47,000,000 JPY	379,015 USD	—	(8,859)
Deutsche Bank Securities Inc.	10/02/2015	4,737,073 NZD	3,109,637 USD	114,481	—
Deutsche Bank Securities Inc.	10/02/2015	3,500,000 SEK	418,210 USD	4,512	—
Deutsche Bank Securities Inc.	10/02/2015	28,300,000 SEK	3,278,291 USD	—	(66,756)
Deutsche Bank Securities Inc.	10/02/2015	3,108,950 USD	4,089,109 CAD	—	(1,040)
Deutsche Bank Securities Inc.	10/02/2015	4,313,417 USD	4,158,449 CHF	—	(7,267)
Deutsche Bank Securities Inc.	10/02/2015	948,948 USD	864,759 EUR	21,865	—
Deutsche Bank Securities Inc.	10/02/2015	3,934,088 USD	2,523,665 GBP	—	(62,184)
Deutsche Bank Securities Inc.	10/02/2015	6,192,222 USD	767,870,008 JPY	144,740	—
Deutsche Bank Securities Inc.	10/02/2015	2,530,437 USD	20,800,000 NOK	—	(17,546)
Deutsche Bank Securities Inc.	10/02/2015	231,681 USD	2,000,000 SEK	4,718	—
Deutsche Bank Securities Inc.	10/02/2015	1,232,777 USD	1,700,000 SGD	—	(29,825)
HSBC Securities (USA), Inc.	09/25/2015	747,000 AUD	546,084 USD	15,106	—
HSBC Securities (USA), Inc.	09/25/2015	609,000,000 COP	202,474 USD	3,177	—
HSBC Securities (USA), Inc.	09/25/2015	10,803 USD	3,000,000 HUF	—	(64)
HSBC Securities (USA), Inc.	09/25/2015	8,041 USD	1,000,000 JPY	210	—
HSBC Securities (USA), Inc.	09/30/2015	2,004,000 EUR	2,319,536 USD	69,831	—
HSBC Securities (USA), Inc.	09/30/2015	2,434,000 GBP	3,781,470 USD	47,090	—
HSBC Securities (USA), Inc.	10/02/2015	1,607,015 AUD	1,165,674 USD	23,794	—
HSBC Securities (USA), Inc.	10/02/2015	7,105,603 CAD	5,401,582 USD	998	—
HSBC Securities (USA), Inc.	10/02/2015	1,300,000 CHF	1,336,499 USD	—	(9,675)
HSBC Securities (USA), Inc.	10/02/2015	1,643,550 EUR	1,803,149 USD	—	(41,965)
HSBC Securities (USA), Inc.	10/02/2015	1,717,517 GBP	2,680,789 USD	45,708	—
HSBC Securities (USA), Inc.	10/02/2015	197,400,000 JPY	1,590,999 USD	—	(38,074)
HSBC Securities (USA), Inc.	10/02/2015	3,300,000 NOK	401,303 USD	2,622	—
HSBC Securities (USA), Inc.	10/02/2015	1,600,000 NOK	193,040 USD	—	(259)
HSBC Securities (USA), Inc.	10/02/2015	100,000 NZD	65,662 USD	2,434	—
HSBC Securities (USA), Inc.	10/02/2015	2,600,000 SGD	1,881,272 USD	41,462	—
HSBC Securities (USA), Inc.	10/02/2015	145,073 USD	200,000 AUD	—	(2,961)
HSBC Securities (USA), Inc.	10/02/2015	609,143 USD	800,000 CAD	—	(1,107)
HSBC Securities (USA), Inc.	10/02/2015	119,696 USD	115,559 CHF	—	(32)
HSBC Securities (USA), Inc.	10/02/2015	220,217 USD	200,000 EUR	4,311	—
HSBC Securities (USA), Inc.	10/02/2015	155,862 USD	100,000 GBP	—	(2,438)
HSBC Securities (USA), Inc.	10/02/2015	3,821,949 USD	474,036,675 JPY	90,110	—
HSBC Securities (USA), Inc.	10/02/2015	3,482,114 USD	5,305,330 NZD	—	(127,660)
HSBC Securities (USA), Inc.	10/02/2015	5,795,072 USD	50,000,000 SEK	114,904	—
HSBC Securities (USA), Inc.	10/02/2015	870,283 USD	1,200,000 SGD	—	(21,140)
HSBC Securities (USA), Inc.	10/06/2015	550,220,000 CLP	789,525 USD	—	(2,131)
HSBC Securities (USA), Inc.	10/06/2015	786,872 USD	550,220,000 CLP	4,784	—
Morgan Stanley & Co.	09/25/2015	15,000 PLN	3,967 USD	—	(2)
Morgan Stanley & Co.	09/25/2015	16,659 USD	63,000 PLN	13	—
Morgan Stanley & Co.	10/06/2015	610,000 EUR	701,402 USD	16,546	—
Standard Chartered Bank	09/25/2015	4,926,000 BRL	1,395,521 USD	48,280	—
Standard Chartered Bank	09/25/2015	190,600 GBP	298,287 USD	5,849	—
Standard Chartered Bank	09/25/2015	11,358,000 PHP	243,943 USD	1,543	—
Standard Chartered Bank	10/06/2015	13,597,000 MXN	803,703 USD	—	(8,049)
Standard Chartered Bank	10/06/2015	1,575,822 USD	26,787,000 MXN	23,384	—
Standard Chartered Bank	10/07/2015	362,000 EUR	406,685 USD	255	—
Standard Chartered Bank	10/07/2015	208,000 GBP	319,317 USD	204	—
Standard Chartered Bank	10/07/2015	528,000 MXN	31,438 USD	—	(82)
Standard Chartered Bank	10/07/2015	58,000 SEK	6,859 USD	3	—
State Street Bank & Trust Company	09/25/2015	229,000 EUR	252,620 USD	—	(4,439)
State Street Bank & Trust Company	09/30/2015	2,108,000 AUD	1,495,921 USD	—	(2,092)
State Street Bank & Trust Company	09/30/2015	2,252,072 USD	272,790,000 JPY	—	(908)
State Street Bank & Trust Company	10/02/2015	599,559 AUD	435,208 USD	9,186	—
State Street Bank & Trust Company	10/02/2015	300,000 CAD	228,319 USD	306	—
State Street Bank & Trust Company	10/02/2015	220,994 CAD	167,953 USD	—	(12)
State Street Bank & Trust Company	10/02/2015	700,000 EUR	768,349 USD	—	(17,499)
State Street Bank & Trust Company	10/02/2015	1,000,000 GBP	1,556,076 USD	21,837	—
State Street Bank & Trust Company	10/02/2015	260,799,690 JPY	2,096,445 USD	—	(55,843)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	10/02/2015	17,300,000 NOK	2,103,819 USD	13,771	—
State Street Bank & Trust Company	10/02/2015	4,300,000 NOK	516,450 USD	—	(3,042)
State Street Bank & Trust Company	10/02/2015	600,000 NZD	393,669 USD	14,301	—
State Street Bank & Trust Company	10/02/2015	3,600,000 SEK	417,074 USD	—	(8,444)
State Street Bank & Trust Company	10/02/2015	2,900,000 SGD	2,102,702 USD	50,607	—
State Street Bank & Trust Company	10/02/2015	1,505,385 USD	1,476,909 CHF	23,981	—
State Street Bank & Trust Company	10/02/2015	346,756 USD	332,500 CHF	—	(2,446)
State Street Bank & Trust Company	10/02/2015	439,777 USD	54,700,000 JPY	11,644	—
State Street Bank & Trust Company	10/02/2015	502,929 USD	60,800,000 JPY	—	(1,168)
State Street Bank & Trust Company	10/02/2015	571,134 USD	4,700,000 NOK	—	(3,318)
State Street Bank & Trust Company	10/02/2015	161,889 USD	1,400,000 SEK	3,590	—
State Street Bank & Trust Company	10/02/2015	512,701 USD	4,300,000 SEK	—	(4,443)
UBS Securities LLC	09/03/2015	70,000 AUD	51,525 USD	1,712	—
UBS Securities LLC	09/03/2015	180,000 CAD	137,008 USD	189	—
UBS Securities LLC	09/03/2015	175,000 DKK	25,595 USD	—	(716)
UBS Securities LLC	09/03/2015	700,000 EUR	763,452 USD	—	(22,065)
UBS Securities LLC	09/03/2015	800,000 GBP	1,250,054 USD	22,460	—
UBS Securities LLC	09/03/2015	110,000,000 JPY	883,195 USD	—	(24,149)
UBS Securities LLC	09/03/2015	50,949 USD	70,000 AUD	—	(1,136)
UBS Securities LLC	09/03/2015	138,371 USD	180,000 CAD	—	(1,552)
UBS Securities LLC	09/03/2015	25,655 USD	175,000 DKK	656	—
UBS Securities LLC	09/03/2015	764,632 USD	700,000 EUR	20,885	—
UBS Securities LLC	09/03/2015	1,248,179 USD	800,000 GBP	—	(20,586)
UBS Securities LLC	09/03/2015	886,366 USD	110,000,000 JPY	20,978	—
UBS Securities LLC	10/02/2015	300,000 AUD	217,475 USD	4,307	—
UBS Securities LLC	10/02/2015	200,000 CAD	150,522 USD	—	(1,487)
UBS Securities LLC	10/02/2015	4,200,000 CHF	4,348,803 USD	—	(374)
UBS Securities LLC	10/02/2015	100,000 EUR	113,584 USD	1,320	—
UBS Securities LLC	10/02/2015	1,400,000 EUR	1,530,086 USD	—	(41,610)
UBS Securities LLC	10/02/2015	1,343,379 GBP	2,112,695 USD	51,630	—
UBS Securities LLC	10/02/2015	260,900,000 JPY	2,176,999 USD	23,882	—
UBS Securities LLC	10/02/2015	862,827,677 JPY	6,956,493 USD	—	(164,121)
UBS Securities LLC	10/02/2015	21,000,000 NOK	2,554,228 USD	17,176	—
UBS Securities LLC	10/02/2015	389,690 NZD	256,006 USD	9,613	—
UBS Securities LLC	10/02/2015	29,900,000 SEK	3,464,666 USD	—	(69,500)
UBS Securities LLC	10/02/2015	3,300,000 SGD	2,380,669 USD	45,527	—
UBS Securities LLC	10/02/2015	1,979,711 USD	2,706,598 AUD	—	(56,511)
UBS Securities LLC	10/02/2015	476,298 USD	626,732 CAD	47	—
UBS Securities LLC	10/02/2015	536,827 USD	700,000 CAD	—	(4,795)
UBS Securities LLC	10/02/2015	4,272,470 USD	3,879,940 EUR	83,304	—
UBS Securities LLC	10/02/2015	1,236,521 USD	1,100,000 EUR	—	(1,618)
UBS Securities LLC	10/02/2015	3,288,797 USD	2,110,709 GBP	—	(50,466)
UBS Securities LLC	10/02/2015	1,411,337 USD	173,100,000 JPY	17,197	—
UBS Securities LLC	10/02/2015	1,339,963 USD	11,000,000 NOK	—	(11,030)
UBS Securities LLC	10/02/2015	838,534 USD	7,100,000 SEK	683	—
UBS Securities LLC	10/02/2015	189,372 USD	1,600,000 SEK	—	(252)
UBS Securities LLC	10/02/2015	3,694,475 USD	5,100,000 SGD	—	(85,618)
UBS Securities LLC	10/07/2015	52,000 NZD	33,473 USD	606	—
Total				1,591,213	(1,327,564)

Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	98	JPY	11,956,267	09/2015	7,301	—
3MO EURO EURIBOR	8	EUR	2,244,974	03/2016	973	—
3MO EUROYEN TFX	38	JPY	7,824,659	03/2016	304	—
90DAY EURO$ FUTR	14	USD	3,478,300	03/2016	2,788	—
90DAY STERLING	19	GBP	3,617,469	03/2016	3,000	—
AUST 10Y BOND FUT	13	AUD	1,191,608	09/2015	1,597	—
AUST 3YR BOND FUT	1	AUD	79,923	09/2015	361	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BANK ACCEPT FUTR	17	CAD	3,210,597	03/2016	6,812	—
CAC40 10 EURO FUT	5	EUR	261,012	09/2015	—	(11,059)
CAN 10YR BOND FUT	24	CAD	2,579,872	12/2015	—	(24,310)
CBOE VIX FUTURE	10	USD	234,250	10/2015	8,974	—
CBOE VIX FUTURE	16	USD	362,400	11/2015	7,958	—
Euro CHF 3MO ICE	11	CHF	2,866,782	03/2016	—	(1,240)
EURO STOXX 50	4	EUR	146,732	09/2015	—	(16,338)
Euro-BTP Future	2	EUR	303,362	09/2015	—	(1,241)
EURO-BUND FUTURE	7	EUR	1,202,530	09/2015	—	(11,006)
Euro-OAT Future	1	EUR	165,753	09/2015	—	(2,304)
FTSE 100 IDX FUT	2	GBP	190,800	09/2015	—	(13,015)
FTSE/MIB IDX FUT	3	EUR	369,317	09/2015	—	(9,702)
IBEX 35 INDX FUTR	1	EUR	115,005	09/2015	—	(6,307)
LONG GILT FUTURE	16	GBP	2,877,249	12/2015	—	(12,769)
MSCI SING IX ETS	12	SGD	549,378	09/2015	—	(3,333)
OMXS30 IND FUTURE	34	SEK	600,602	09/2015	—	(15,696)
S&P500 EMINI FUT	33	USD	3,249,180	09/2015	—	(150,989)
SPI 200 FUTURES	7	AUD	643,492	09/2015	—	(26,878)
TOPIX INDX FUTR	2	JPY	252,980	09/2015	—	(21,240)
US 10YR NOTE (CBT)	2	USD	254,125	12/2015	—	(785)
US LONG BOND(CBT)	7	USD	1,082,375	12/2015	—	(11,206)
US ULTRA BOND CBT	1	USD	158,406	12/2015	—	(1,931)
Total			52,069,399		40,068	(341,349)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	(6)	EUR	(1,683,731)	03/2016	—	(9)
US 5YR NOTE (CBT)	(13)	USD	(1,552,688)	12/2015	12,472	—
DAX INDEX FUTURE	(2)	EUR	(574,934)	09/2015	—	(1,504)
IBEX 35 INDX FUTR	(2)	EUR	(230,009)	09/2015	—	(3,065)
S&P/TSX 60 IX FUT	(5)	CAD	(618,805)	09/2015	1,605	—
MSCI SING IX ETS	(5)	SGD	(228,908)	09/2015	—	(4,777)
EURO-BUND FUTURE	(5)	EUR	(858,950)	09/2015	6,382	—
TOPIX INDX FUTR	(2)	JPY	(252,980)	09/2015	—	(3,724)
US 10YR NOTE (CBT)	(34)	USD	(4,320,125)	12/2015	42,772	—
EURO BUXL 30Y BND	(1)	EUR	(170,096)	09/2015	—	(3,292)
US LONG BOND(CBT)	(2)	USD	(309,250)	12/2015	9,622	—
EURO STOXX 50	(6)	EUR	(220,099)	09/2015	—	(801)
US ULTRA BOND CBT	(1)	USD	(158,406)	12/2015	5,733	—
FTSE 100 IDX FUT	(1)	GBP	(95,400)	09/2015	6,442	—
CBOE VIX FUTURE	(14)	USD	(311,150)	01/2016	—	(10,586)
CBOE VIX FUTURE	(2)	USD	(52,850)	09/2015	—	(255)
Total			(11,638,381)		85,028	(28,013)

Credit Default Swap Contracts Outstanding at August 31, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Federative Republic of Brazil	09/20/2020	1.000	585,000	65,621	(59,784)	(1,154)	4,683	—
Goldman Sachs International	Republic of Turkey	09/20/2020	1.000	450,000	33,637	(33,009)	(888)	—	(260)
Morgan Stanley*	Markit iTraxx XO.23.V1	06/20/2020	5.000	700,000	17,131	—	(7,746)	9,385	—
Total								14,068	(260)

*Centrally cleared swap contract.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.472%	640,000	(67,352)	57,740	1,262	—	(8,350)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.000	0.818%	2,650,000	(11,872)	—	5,226	—	(6,646)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	3.920%	287,100	(5,376)	—	2,831	—	(2,545)
Total									—	(17,541)

*Centrally cleared swap contract.

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at August 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	28-Day MXN TIIE-Banxico	Receive	5.500	03/05/2020	MXN	16,700,000	—	—	(5,524)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.219	06/02/2020	HUF	170,000,000	(3)	—	(2,907)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.300	06/04/2020	HUF	180,000,000	(3)	—	(5,496)
Morgan Stanley*	6-Month JPY LIBOR-BBA	Receive	0.599	07/09/2025	JPY	182,000,000	(12)	—	(7,588)
Morgan Stanley*	6-Month PLN-WIBOR	Receive	2.778	07/14/2025	PLN	1,200,000	(3)	—	(5,297)
Total								—	(26,812)

*Centrally cleared swap contract.

Total Return Swap Contracts Outstanding at August 31, 2015

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Goldman Sachs	Total return on Goldman Sachs Premia Basket Series 27 Excess Return (a)	Fixed rate of 0.35%	02/26/2016	USD	10,733,644	—	(380,337)
Goldman Sachs	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return (a)	Fixed rate of 0.35%	02/26/2016	USD	8,583,614	—	(304,152)
Total						—	(684,489)

(a) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, options on short commodity futures, options on domestic and foreign indices, and long/short domestic and foreign equities.

Notes to Consolidated Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $3,315,960 or 3.20% of net assets.

(d)	Variable rate security.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2015.

(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,711,963	32,276,177	(17,770,130)	73,218,010	22,569	73,218,010

(j)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $109,192,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$801,000
Unrealized Depreciation	(2,494,000)
Net Unrealized Depreciation	$(1,693,000)

(k)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	3,188,622	—	—	3,188,622
Consumer Staples	957,010	—	—	957,010
Energy	1,384,137	—	—	1,384,137
Financials	3,577,575	—	—	3,577,575
Health Care	4,848,577	—	—	4,848,577
Industrials	2,920,695	—	—	2,920,695
Information Technology	5,403,343	—	—	5,403,343
Materials	673,354	—	—	673,354
Telecommunication Services	78,578	—	—	78,578
Utilities	446,030	—	—	446,030
Total Common Stocks	23,477,921	—	—	23,477,921
Corporate Bonds & Notes	—	1,443,215	—	1,443,215
Residential Mortgage-Backed Securities - Agency	—	71,683	—	71,683
Residential Mortgage-Backed Securities - Non-Agency	—	1,047,348	—	1,047,348
Commercial Mortgage-Backed Securities - Non-Agency	—	1,359,268	—	1,359,268
Asset-Backed Securities - Non-Agency	—	334,525	—	334,525
Inflation-Indexed Bonds	—	1,801,321	—	1,801,321
U.S. Treasury Obligations	214,131	—	—	214,131
Foreign Government Obligations	—	4,066,328	—	4,066,328
Exchange-Traded Funds	465,521	—	—	465,521
Money Market Funds	—	73,218,010	—	73,218,010
Total Investments	24,157,573	83,341,698	—	107,499,271
Investments Sold Short
Common Stocks
Consumer Discretionary	(2,204,774)	—	—	(2,204,774)
Consumer Staples	(538,071)	—	—	(538,071)
Energy	(1,022,660)	—	—	(1,022,660)
Financials	(2,522,921)	—	—	(2,522,921)
Health Care	(3,784,712)	—	—	(3,784,712)
Industrials	(2,410,700)	—	—	(2,410,700)
Information Technology	(4,172,400)	—	—	(4,172,400)
Materials	(506,154)	—	—	(506,154)
Telecommunication Services	(92,162)	—	—	(92,162)
Utilities	(243,811)	—	—	(243,811)
Total Common Stocks	(17,498,365)	—	—	(17,498,365)
Total Investments Sold Short	(17,498,365)	—	—	(17,498,365)
Total Investments, Net of Investments Sold Short	6,659,208	83,341,698	—	90,000,906
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,591,213	—	1,591,213
Futures Contracts	125,096	—	—	125,096
Swap Contracts	—	14,068	—	14,068
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,327,564)	—	(1,327,564)
Futures Contracts	(369,362)	—	—	(369,362)
Swap Contracts	—	(44,613)	(684,489)	(729,102)
Total	6,414,942	83,574,802	(684,489)	89,305,255

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	58,711,963	58,711,963	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Dividend Income Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.4%
Magna International, Inc., Class A	763,830	$37,572,798
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	682,550	64,855,901
Media 3.5%
Comcast Corp., Class A	3,300,000	185,889,000
Time Warner, Inc.	1,388,900	98,750,790
Total		284,639,790
Multiline Retail 0.9%
Macy’s, Inc.	1,265,825	74,190,003
Specialty Retail 3.0%
Home Depot, Inc. (The)	1,691,400	196,980,444
TJX Companies, Inc. (The)	645,100	45,363,432
Total		242,343,876
Textiles, Apparel & Luxury Goods 0.9%
VF Corp.	987,400	71,517,382
TOTAL CONSUMER DISCRETIONARY		775,119,750
CONSUMER STAPLES 13.1%
Beverages 2.8%
Anheuser-Busch InBev SA/NV, ADR	393,650	42,872,421
Coca-Cola Enterprises, Inc.	1,200,000	61,788,000
PepsiCo, Inc.	1,336,000	124,154,480
Total		228,814,901
Food & Staples Retailing 2.6%
CVS Health Corp.	1,470,100	150,538,240
Wal-Mart Stores, Inc.	1,000,000	64,730,000
Total		215,268,240
Food Products 1.4%
General Mills, Inc.	1,937,340	109,963,418
Household Products 2.2%
Kimberly-Clark Corp.	642,370	68,431,676
Procter & Gamble Co. (The)	1,595,250	112,736,318
Total		181,167,994
Tobacco 4.1%
Altria Group, Inc.	2,879,100	154,262,178

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	2,220,600	$177,203,880
Total		331,466,058
TOTAL CONSUMER STAPLES		1,066,680,611
ENERGY 7.9%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	1,262,050	97,644,808
Oil, Gas & Consumable Fuels 6.7%
BP PLC, ADR	955,200	32,037,408
Chevron Corp.	880,440	71,306,836
Exxon Mobil Corp.	2,344,044	176,365,870
Kinder Morgan, Inc.	2,249,290	72,899,489
Occidental Petroleum Corp.	1,083,300	79,091,733
Royal Dutch Shell PLC, ADR, Class A	1,282,200	67,854,024
Valero Energy Corp.	716,570	42,521,264
Total		542,076,624
TOTAL ENERGY		639,721,432
FINANCIALS 20.0%
Banks 8.7%
Fifth Third Bancorp	2,220,000	44,222,400
JPMorgan Chase & Co.	3,824,500	245,150,450
PNC Financial Services Group, Inc. (The)	1,053,400	95,985,808
U.S. Bancorp	2,152,710	91,167,268
Wells Fargo & Co.	4,277,000	228,092,410
Total		704,618,336
Capital Markets 3.0%
BlackRock, Inc.	398,675	120,587,227
Northern Trust Corp.	1,026,300	71,676,792
T. Rowe Price Group, Inc.	707,315	50,841,802
Total		243,105,821
Diversified Financial Services 1.1%
CME Group, Inc.	987,224	93,233,435
Insurance 3.8%
ACE Ltd.	1,050,240	107,292,518
Chubb Corp. (The)	707,207	85,437,678
Marsh & McLennan Companies, Inc.	2,175,000	116,862,750
Total		309,592,946
Real Estate Investment Trusts (REITs) 3.4%
Alexandria Real Estate Equities, Inc.	285,000	24,507,150

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	111,797	$18,453,213
Crown Castle International Corp.	270,000	22,515,300
Duke Realty Corp.	1,205,600	21,773,136
Essex Property Trust, Inc.	145,000	31,119,900
Public Storage	525,000	105,666,750
Simon Property Group, Inc.	299,800	53,760,136
Total		277,795,585
TOTAL FINANCIALS		1,628,346,123
HEALTH CARE 12.2%
Biotechnology 2.2%
Amgen, Inc.	420,670	63,849,293
Gilead Sciences, Inc.	1,079,100	113,381,037
Total		177,230,330
Health Care Equipment & Supplies 1.3%
Medtronic PLC	1,459,875	105,534,364
Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	1,617,890	96,215,918
Johnson & Johnson	2,378,500	223,531,430
Merck & Co., Inc.	3,821,500	205,787,775
Pfizer, Inc.	5,768,000	185,844,960
Total		711,380,083
TOTAL HEALTH CARE		994,144,777
INDUSTRIALS 12.6%
Aerospace & Defense 6.8%
Boeing Co. (The)	597,175	78,038,829
General Dynamics Corp.	618,410	87,832,773
Honeywell International, Inc.	1,618,500	160,668,495
Lockheed Martin Corp.	595,590	119,820,796
United Technologies Corp.	1,196,800	109,638,848
Total		555,999,741
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	1,068,785	104,366,855
Commercial Services & Supplies 0.8%
Waste Management, Inc.	1,347,100	67,435,826
Industrial Conglomerates 1.8%
General Electric Co.	5,779,745	143,453,271

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Machinery 1.4%
Dover Corp.	750,000	$46,462,500
Parker-Hannifin Corp.	595,100	64,068,466
Total		110,530,966
Road & Rail 0.5%
Union Pacific Corp.	520,000	44,584,800
TOTAL INDUSTRIALS		1,026,371,459
INFORMATION TECHNOLOGY 12.9%
Communications Equipment 1.4%
Cisco Systems, Inc.	4,365,000	112,966,200
IT Services 1.2%
Automatic Data Processing, Inc.	1,230,500	95,142,260
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	2,785,000	79,483,900
Microchip Technology, Inc.	506,400	21,522,000
Texas Instruments, Inc.	1,615,500	77,285,520
Total		178,291,420
Software 4.3%
Activision Blizzard, Inc.	2,151,620	61,600,881
Microsoft Corp.	6,684,950	290,929,024
Total		352,529,905
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	2,428,000	273,781,280
EMC Corp.	1,604,070	39,893,221
Total		313,674,501
TOTAL INFORMATION TECHNOLOGY		1,052,604,286
MATERIALS 2.4%
Chemicals 1.9%
Eastman Chemical Co.	599,270	43,423,104
LyondellBasell Industries NV, Class A	312,200	26,655,636
Sherwin-Williams Co. (The)	328,325	83,988,818
Total		154,067,558
Containers & Packaging 0.5%
Sonoco Products Co.	1,140,000	44,824,800
TOTAL MATERIALS		198,892,358

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc.	4,050,000	$186,340,500
TOTAL TELECOMMUNICATION SERVICES		186,340,500
UTILITIES 4.7%
Electric Utilities 1.8%
American Electric Power Co., Inc.	884,100	47,997,789
Eversource Energy	1,044,300	49,332,732
NextEra Energy, Inc.	519,125	51,087,091
Total		148,417,612
Multi-Utilities 2.9%
CMS Energy Corp.	1,587,500	52,038,250
Dominion Resources, Inc.	704,075	49,109,231
PG&E Corp.	836,900	41,493,502
Sempra Energy	430,050	40,790,243
WEC Energy Group, Inc.	1,034,000	49,270,100
Total		232,701,326
TOTAL UTILITIES		381,118,938
Total Common Stocks (Cost: $6,090,706,989)		$7,949,340,234

	Shares	Value

Exchange-Traded Funds 0.1%

SPDR S&P 500 ETF Trust	60,000	$11,860,200
Total Exchange-Traded Funds (Cost: $11,880,600)		$11,860,200

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.150% (a)(b)	136,071,137	$136,071,137
Total Money Market Funds (Cost: $136,071,137)		$136,071,137
Total Investments
(Cost: $6,238,658,726) (c)		$8,097,271,571(d)
Other Assets & Liabilities, Net		49,451,720
Net Assets		$8,146,723,291

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	173,397,626	346,220,483	(383,546,972)	136,071,137	53,069	136,071,137

(c)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $6,238,659,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,032,906,000
Unrealized Depreciation	(174,293,000)
Net Unrealized Appreciation	$1,858,613,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	775,119,750	—	—	775,119,750
Consumer Staples	1,066,680,611	—	—	1,066,680,611
Energy	639,721,432	—	—	639,721,432
Financials	1,628,346,123	—	—	1,628,346,123
Health Care	994,144,777	—	—	994,144,777
Industrials	1,026,371,459	—	—	1,026,371,459
Information Technology	1,052,604,286	—	—	1,052,604,286
Materials	198,892,358	—	—	198,892,358
Telecommunication Services	186,340,500	—	—	186,340,500
Utilities	381,118,938	—	—	381,118,938
Total Common Stocks	7,949,340,234	—	—	7,949,340,234
Exchange-Traded Funds	11,860,200	—	—	11,860,200
Money Market Funds	—	136,071,137	—	136,071,137
Total Investments	7,961,200,434	136,071,137	—	8,097,271,571

See the Portfolio of Investments for all investment classifications not indicated in the table.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available.  Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
	Level 2 ($)	Level 1 ($)
–	173,397,626	173,397,626	–

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.7%
ALASKA 0.7%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	$5,000,000	$5,736,600
ARIZONA 2.7%
City of Glendale Water & Sewer Refunding Revenue Bonds Senior Lien Series 2015
07/01/27	5.000%	2,500,000	2,949,825
Industrial Development Authority of the County of Pima (The)
Refunding Revenue Bonds
Facility-Edkey Charter Schools Project
Series 2013
07/01/33	6.000%	2,000,000	1,993,460
07/01/43	6.000%	2,500,000	2,414,425
07/01/48	6.000%	1,500,000	1,425,675
Revenue Bonds
American Charter Schools Foundation
Series 2007A
07/01/38	5.625%	3,840,000	3,580,685
Industrial Development Authority of the County of Yavapai Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,689,490
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,164,480
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,032,820
Total			22,250,860
CALIFORNIA 9.7%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (a)(b)
07/01/18	6.000%	1,260,000	1,247,476
Cabazon Band Mission Indians (a)(b)(c)(d)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11	13.000%	384,294	191,894
01/01/16	8.375%	560,000	188,630
10/01/19	8.750%	2,785,000	937,821
Series 2010
10/01/20	8.375%	1,420,000	538,521

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Series 2015
07/01/39	5.000%	$900,000	$1,005,894
California Housing Finance Agency (e)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	4,865,000	4,906,742
Series 2008K AMT
08/01/33	5.550%	1,955,000	1,974,198
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT (a)(c)(e)
12/01/32	7.500%	1,835,000	1,883,774
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G
11/01/37	5.000%	1,250,000	1,402,375
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/44	5.250%	1,500,000	1,518,945
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	3,029,840
Aspire Public Schools
Series 2010
07/01/46	6.125%	2,990,000	3,172,838
Loma Linda University Medical Center
Series 2014
12/01/44	5.250%	500,000	521,545
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,901,469
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992
09/02/22	7.375%	70,000	71,080
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/45	5.000%	500,000	534,465
City of Los Angeles Department of Airports Revenue Bonds Senior Series 2015A AMT (e)
05/15/27	5.000%	1,250,000	1,453,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (f)
02/01/25	0.000%	$3,100,000	$2,057,129
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,768,400
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (f)
06/01/25	0.000%	2,310,000	1,547,330
County of Sacramento Airport System Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,802,375
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (f)
10/01/21	0.000%	1,665,000	1,358,690
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C
01/15/43	6.500%	5,000,000	5,897,200
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1
06/01/47	5.125%	3,000,000	2,336,400
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	5,586,818
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	6,552,400
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	2,001,100
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,648,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	$1,500,000	$1,717,485
State of California Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	5,258,800
State of California Unlimited General Obligation Bonds Various Purpose Series 2012
04/01/42	5.000%	3,000,000	3,335,130
University of California
Refunding Revenue Bonds
Series 2015AO
05/15/27	5.000%	2,000,000	2,413,440
Series 2015I
05/15/27	5.000%	2,000,000	2,400,120
Total			80,162,024
COLORADO 1.5%
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/38	6.000%	4,250,000	4,480,860
Regional Transportation District Certificate of Participation Series 2014A
06/01/39	5.000%	7,000,000	7,721,980
Total			12,202,840
CONNECTICUT 1.3%
Connecticut State Development Authority Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007
08/15/27	5.500%	500,000	512,260
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	4,000,000	4,738,680
Mohegan Tribe of Indians of Connecticut (a)(b)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	4,475,000	4,474,463
Series 2003
01/01/33	5.250%	1,000,000	931,090
Total			10,656,493

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT (a)(e)
05/15/19	6.300%	$1,000,000	$1,137,530
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (c)(e)
06/01/28	6.250%	670,000	670,228
Total			1,807,758
DISTRICT OF COLUMBIA 0.8%
Metropolitan Washington Airports Authority (e)
Refunding Revenue Bonds
Series 2014A AMT
10/01/23	5.000%	2,000,000	2,325,700
Revenue Bonds
Airport System
Series 2012A AMT
10/01/24	5.000%	4,000,000	4,588,040
Total			6,913,740
FLORIDA 7.9%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)
07/15/32	7.000%	1,370,000	274,041
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	675,000	719,955
01/01/43	6.375%	2,250,000	2,365,987
County of Miami-Dade
Refunding Revenue Bonds
Subordinated Series 2012B
10/01/37	5.000%	1,530,000	1,667,822
County of Miami-Dade (f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/41	0.000%	20,000,000	5,720,400
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	3,881,400
Series 2012A
06/15/43	6.125%	5,500,000	5,570,895
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	5,000,000	5,774,750
Florida Development Finance Corp. (a)
Revenue Bonds
Miami Arts Charter School Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Series 2014A
06/15/44	6.000%	$6,100,000	$6,017,040
Mid-Bay Bridge Authority Prerefunded 10/01/21 Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	5,231,240
Middle Village Community Development District Special Assessment Bonds Series 2004A (c)
05/01/35	6.000%	1,855,000	1,571,983
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran Towers
Series 2005
07/01/26	5.700%	2,000,000	2,003,460
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	795,683
Revenue Bonds
1st Mortgage-Orlando Lutheran Towers
Series 2007
07/01/32	5.500%	350,000	358,922
07/01/38	5.500%	1,750,000	1,791,493
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(e)
07/01/36	8.000%	5,000,000	5,029,250
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014
06/01/49	7.500%	1,250,000	1,444,163
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,170,240
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	380,000	356,489
Series 2004B
05/01/16	7.500%	540,000	541,879
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A
04/01/39	6.250%	2,000,000	2,274,620
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	3,236,056

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
St. Johns County Industrial Development Authority (c)
Refunding Revenue Bonds
Glenmoor Project
Subordinated Series 2014B
01/01/49	2.500%	$1,186,427	$12
St. Johns County Industrial Development Authority (g)
Refunding Revenue Bonds
Glenmoor Project
Series 2014A
01/01/49	1.344%	3,206,250	1,106,926
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,840,000	1,799,943
Westridge Community Development District Special Assessment Bonds Series 2005 (c)(d)
05/01/37	5.800%	2,650,000	1,457,500
Total			65,162,149
GEORGIA 2.7%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	4,883,490
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A
07/01/29	5.000%	3,000,000	3,030,660
Georgia State Road & Tollway Authority Revenue Bonds Convertible Cabs I-75 S Expressway Series 2014S (a)(g)
06/01/49	0.000%	9,100,000	4,963,595
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity
01/01/18	6.600%	530,000	571,626
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (e)
01/01/34	6.125%	5,000,000	5,112,550
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013
01/01/49	7.250%	3,500,000	3,998,330
Total			22,560,251

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GUAM 0.6%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (b)
12/01/40	6.875%	$4,750,000	$5,199,872
HAWAII 0.7%
State of Hawaii Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,975,376
Hawaii Pacific University
Series 2013A
07/01/43	6.875%	2,800,000	3,147,676
Total			6,123,052
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A
10/01/49	8.125%	4,000,000	4,267,920
ILLINOIS 8.9%
Chicago Park District
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/26	5.000%	1,500,000	1,642,050
Chicago Park District (h)
Limited General Obligation Bonds
Series 2015A
01/01/40	5.000%	3,000,000	3,115,770
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/30	5.000%	1,000,000	1,019,360
Refunding Unlimited General Obligation Bonds
Projects
Series 2010A
01/01/24	5.000%	2,000,000	1,944,120
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	3,000,000	2,550,510
Series 2009C
01/01/40	5.000%	2,500,000	2,125,425
Series 2015A
01/01/39	5.500%	500,000	457,085
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/33	5.250%	1,000,000	910,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/36	5.000%	$3,000,000	$2,593,110
Series 2007F
01/01/42	5.500%	1,000,000	907,220
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	752,513
Illinois Finance Authority
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	6,132,300
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	3,963,153
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	5,129,000
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,853,480
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,469,680
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,762,017
Illinois Finance Authority (c)(d)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	245,000
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014-A
12/01/21	5.000%	1,525,000	1,782,374
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Place Project Series 2010B-2
06/15/50	5.000%	5,000,000	5,005,950
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,875,750
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,258,272

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
State of Illinois Unlimited General Obligation Bonds Series 2014
05/01/29	5.000%	$3,500,000	$3,588,865
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	2,175,000	2,167,540
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,608,896
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	673,000	680,403
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,489,000	3,504,212
Total			74,044,795

INDIANA 0.4%
City of Portage Prerefunded 07/15/16 Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	728,567
Indiana Health & Educational Facilities Financing Authority Prerefunded 11/15/15 Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,778,572
Total			3,507,139

IOWA 1.0%
Iowa Finance Authority
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	5,000,000	5,429,350
Iowa Finance Authority (c)(g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/56	2.000%	401,062	361

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
Iowa Finance Authority (g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/46	2.700%	$2,138,019	$1,062,745
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (e)
12/01/30	5.850%	1,750,000	1,879,220
Total			8,371,676

KANSAS 1.9%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	557,285
05/15/39	7.250%	1,500,000	1,667,040
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A
05/15/29	5.000%	2,680,000	2,698,519
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	6,000,000	5,948,400
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	5,245,000	5,249,458
Total			16,120,702

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,223,439

LOUISIANA 3.6%
Juban Crossing Economic Development District (a)
Refunding Revenue Bonds
Drainage Projects
Series 2015B
09/15/44	7.000%	750,000	757,282
General Infrastructure Projects
Series 2015C
09/15/44	7.000%	3,665,000	3,700,587
Road Projects
Series 2015A
09/15/44	7.000%	1,335,000	1,347,963

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	$5,000,000	$5,940,850
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/42	5.000%	1,000,000	1,051,610
Louisiana Public Facilities Authority (e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	5,000,000	5,590,300
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	5,000,000	5,522,950
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,663,050
Total			29,574,592

MARYLAND 0.8%
Maryland Economic Development Corp. Revenue Bonds University of Maryland-College Park Projects Series 2008
06/01/43	5.875%	2,590,000	2,806,861
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds University of Maryland Medical System Series 2015
07/01/34	5.000%	2,750,000	3,039,933
Resolution Trust Corp. Pass-Through Certificates Series 1993A (c)
12/01/16	8.500%	455,481	454,825
Total			6,301,619

MASSACHUSETTS 2.4%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,740,582
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	279,667	238,198

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Development Finance Agency (a)
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	$1,000,000	$972,340
Massachusetts Development Finance Agency (c)(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	8,165
Massachusetts Educational Financing Authority (e)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/21	5.000%	1,885,000	2,103,905
Series 2008H (AGM) AMT
01/01/30	6.350%	1,760,000	1,854,389
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,358,920
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Boston Medical Center
Series 2008
07/01/38	5.250%	525,000	588,425
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/32	5.000%	1,250,000	1,271,150
Unrefunded Revenue Bonds
Boston Medical Center
Series 2008
07/01/38	5.250%	4,475,000	4,683,043
Total			19,819,117

MICHIGAN 3.1%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 (c)
06/01/33	6.000%	5,750,000	5,781,165
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,375,000	1,472,556
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/41	5.250%	1,445,000	1,530,356
Series 2011C
07/01/41	5.000%	1,025,000	1,072,376
Michigan Finance Authority
Refunding Revenue Bonds
Series 2014H1
10/01/22	5.000%	1,075,000	1,233,122
Revenue Bonds
School District of the City of Detroit

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Series 2012
06/01/20	5.000%	$1,000,000	$1,099,350
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	3,102,900
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	871,240
06/01/48	6.000%	11,000,000	9,168,170
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	727,725
Total			26,058,960

MINNESOTA 2.3%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	4,350,097
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/45	6.125%	3,500,000	3,517,605
07/01/50	6.125%	1,500,000	1,491,285
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,344,315
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	2,235,000	2,245,571
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (e)
12/01/38	5.000%	9,383	9,393
St. Paul Housing & Redevelopment Authority
Prerefunded 11/15/15 Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	3,000,000	3,034,050
11/15/35	6.000%	2,000,000	2,022,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/40	5.000%	$265,000	$281,303
Total			19,296,319

MISSISSIPPI 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,484,573
County of Lowndes (g)
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992B
04/01/22	6.700%	230,000	283,894
Rankin County Five Lakes Utility District Series 1994 (c)
07/15/37	7.000%	230,000	230,145
Total			2,998,612

MISSOURI 3.2%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/18	5.250%	700,000	747,341
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	2,900,000	2,922,214
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,271,600
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,420,662
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,091,075
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,518,075
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,286,857
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	$3,000,000	$3,093,870
Total			26,351,694

MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Ministry Series 2006A
05/15/36	6.125%	1,000,000	1,015,830

NEBRASKA 1.8%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,346,750
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015
01/01/28	5.000%	8,000,000	9,132,800
Total			14,479,550

NEVADA 0.9%
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (a)
06/15/28	6.750%	5,000,000	5,364,100
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A (a)
12/15/45	5.125%	2,515,000	2,472,999
Total			7,837,099

NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (e)(g)
07/01/18	7.500%	90,000	99,588

NEW JERSEY 3.3%
Middlesex County Improvement Authority (c)(d)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	61,438

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	$2,750,000	$133,650
01/01/37	6.250%	6,450,000	313,470
New Jersey Economic Development Authority
Prerefunded 11/15/16 Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	2,377,237
Revenue Bonds
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	960,000	991,757
Series 2015WW
06/15/40	5.250%	375,000	381,578
New Jersey Economic Development Authority (e)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	3,990,000	4,001,371
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/43	5.125%	2,000,000	2,096,120
New Jersey Health Care Facilities Financing Authority Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	3,000,000	3,339,810
New Jersey Higher Education Student Assistance Authority (e)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,682,145
Senior Series 2014-1A-1 AMT
12/01/22	5.000%	1,000,000	1,119,820
Subordinated Series 2013-1B AMT
12/01/43	4.750%	5,000,000	5,070,100
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (f)
12/15/32	0.000%	10,000,000	4,063,200
Tobacco Settlement Financing Corp.
Revenue Bonds
Capital Appreciation
Series 2007-1C (f)
06/01/41	0.000%	7,500,000	1,791,375
Total			27,423,071
NEW YORK 3.2%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/43	6.000%	4,330,000	4,132,768

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/23	5.000%	$3,000,000	$3,566,640
Series 2015C
08/01/27	5.000%	4,000,000	4,735,720
Jefferson County Industrial Development Agency
Revenue Bonds
Green Bonds
Series 2014 AMT (e)
01/01/24	5.250%	1,900,000	1,811,650
Nassau County Tobacco Settlement Corp.
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D (f)
06/01/60	0.000%	25,000,000	108,250
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015FF
06/15/27	5.000%	2,645,000	3,183,760
New York State Dormitory Authority
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center
Series 2007B
07/01/37	5.625%	2,000,000	2,180,640
Revenue Bonds
NYU Hospitals Center
Series 2011A
07/01/40	6.000%	1,000,000	1,145,620
Port Authority of New York & New Jersey (e)
Refunding Revenue Bonds
Consolidated 186th
Series 2014-186 AMT
10/15/22	5.000%	5,000,000	5,826,300
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	120,000	119,890
Total			26,811,238
NORTH CAROLINA 0.8%
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT (c)(e)
02/01/38	5.650%	3,100,320	3,135,787
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	3,754,887
Total			6,890,674

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/31	6.250%	$2,500,000	$3,027,825
OHIO 1.2%
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,480,900
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT (e)
12/31/39	5.000%	4,100,000	4,389,091
Summit County Port Authority Revenue Bonds Seville Project Series 2005A
05/15/25	5.100%	375,000	375,199
Total			10,245,190
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	2,000,000	2,095,120
OREGON 1.3%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,830,000	2,906,155
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (a)(b)
10/01/26	5.625%	1,700,000	1,724,378
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/49	5.500%	3,115,000	3,384,479

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (b)
11/01/33	6.375%	$2,410,000	$2,643,505
Total			10,658,517
PENNSYLVANIA 4.3%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (e)
06/01/24	6.900%	3,200,000	3,997,280
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein Healthcare Series 2015
01/15/46	5.250%	1,250,000	1,323,913
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,735,686
Pennsylvania Economic Development Financing Authority (e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	1,050,000	1,098,227
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	2,500,000	2,681,075
Shippensburg University
Series 2011
10/01/43	6.250%	2,000,000	2,207,860
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT (e)
10/01/33	4.200%	5,000,000	5,168,400
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	295,000	332,698
Pennsylvania Turnpike Commission Subordinated Refunding Revenue Bonds Series 2015A-1
12/01/28	5.000%	3,300,000	3,814,371
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014
06/15/33	7.000%	1,870,000	2,078,355

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
State Public School Building Authority Refunding Revenue Bonds Philadelphia School District Series 2015
06/01/25	5.000%	$8,000,000	$9,199,440
Total			35,637,305
PUERTO RICO 3.2%
Commonwealth of Puerto Rico (b)
Refunding Unlimited General Obligation Bonds
Public Improvement
Series 2012A
07/01/41	5.000%	2,000,000	1,260,100
Unlimited General Obligation Bonds
Series 2014A
07/01/35	8.000%	13,000,000	9,441,380
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A (b)
07/01/42	5.250%	2,525,000	1,641,376
Puerto Rico Electric Power Authority (b)
Refunding Revenue Bonds
Series 2010ZZ
07/01/25	5.250%	2,000,000	1,168,540
Revenue Bonds
Series 2013A
07/01/36	6.750%	1,000,000	582,440
07/01/43	7.000%	6,570,000	3,825,580
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N (b)
07/01/21	5.500%	760,000	268,880
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT (b)(e)
06/01/26	6.625%	5,820,000	5,486,223
Puerto Rico Sales Tax Financing Corp. (b)
Revenue Bonds
1st Subordinated Series 2009B
08/01/44	6.500%	1,000,000	395,000
1st Subordinated Series 2010A
08/01/39	5.375%	5,155,000	1,971,839
1st Subordinated Series 2010C
08/01/41	5.250%	1,000,000	381,260
Total			26,422,618
SOUTH CAROLINA 2.4%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	1,300,000	1,311,544

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/28	5.500%	$2,300,000	$2,347,863
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	4,000,000	4,006,800
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,509,853
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/43	5.000%	750,000	765,315
05/01/48	5.125%	1,500,000	1,531,440
York Preparatory Academy Project
Series 2014A
11/01/45	7.250%	4,000,000	4,377,680
Total			19,850,495
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006
12/01/34	6.250%	450,000	479,520
TEXAS 8.6%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (g)
04/01/45	6.125%	5,000,000	5,746,850
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	5,988,350
Central Texas Turnpike System Refunding Revenue Bonds Series 2015B
08/15/37	5.000%	5,000,000	5,515,650
City of Dallas Waterworks & Sewer System Refunding Revenue Bonds Series 2015A
10/01/27	5.000%	3,000,000	3,623,880
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT (e)
07/15/38	6.625%	4,000,000	4,614,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership of Texas Series 2015
08/15/45	5.750%	$5,000,000	$4,992,750
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,003,100
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,441,120
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (e)(g)
04/01/28	8.000%	875,000	876,540
HFDC of Central Texas, Inc. Revenue Bonds Series 2006A
11/01/36	5.750%	5,000,000	5,041,300
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,182,770
08/15/39	6.250%	1,500,000	1,788,585
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (e)
12/01/24	6.875%	5,000,000	5,212,950
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,375,720
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/49	8.000%	2,000,000	2,360,320
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (e)
07/01/38	8.000%	4,950,000	5,316,844
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Villages, Inc. Obligation
Series 2009
11/15/44	6.375%	4,250,000	4,618,008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	$4,000,000	$4,509,560
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,341,350
Total			71,550,167
VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2012A (b)
10/01/32	5.000%	3,785,000	4,071,676
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A (b)
07/01/21	4.000%	3,000,000	3,083,310
Total			7,154,986
VIRGINIA 3.4%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/45	5.000%	5,725,000	6,141,952
10/01/50	5.000%	2,275,000	2,430,997
Bristol Industrial Development Authority Revenue Bonds Falls at Bristol Project Series 2014B
11/01/44	6.350%	4,250,000	4,252,465
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Convertible Cabs Transportation System Series 2012 (g)
07/15/40	0.000%	7,530,000	5,360,230
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,841,800
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	10,000,000	7,032,700
Total			28,060,144

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 2.1%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A
09/01/42	5.500%	$2,150,000	$2,245,073
King County Public Hospital District No. 4 Revenue Bonds Series 2015A
12/01/45	6.250%	2,500,000	2,456,375
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT (e)
04/01/30	5.000%	2,500,000	2,602,275
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013
04/01/43	5.750%	2,270,000	2,281,123
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	5,000,000	5,408,100
Revenue Bonds
Heron’s Key
Series 2015A
07/01/50	7.000%	2,100,000	2,124,990
Total			17,117,936
WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	5,000,000	5,479,050
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	1,750,000	2,070,967
Total			7,550,017
Total Municipal Bonds (Cost: $766,675,507)			$801,119,113

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Preferred Stocks 0.1%
MARYLAND 0.1%
Munimae TE Bond Subsidiary LLC AMT(a)(c)(e)
06/30/49	5.800%	$1,000,000	$945,020
Total Municipal Preferred Stocks (Cost: $1,000,000)			$945,020

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.6%
NEW JERSEY 0.6%
City of Paterson Unlimited General Obligation Notes BAN Series 2015
12/15/15	5.000%	$4,396,000	$4,410,771
Total Municipal Short Term (Cost: $4,408,356)			$4,410,771

		Shares	Value

Money Market Funds 1.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (i)		6,185,711	$6,185,711
JPMorgan Prime Money Market Fund, 0.010% (i)		8,958,270	8,958,270
Total Money Market Funds (Cost: $15,143,981)			$15,143,981
Total Investments (Cost: $787,227,844) (j)			$821,618,885(k)
Other Assets & Liabilities, Net			6,614,330
Net Assets			$828,233,215

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $44,825,753 or 5.41% of net assets.

(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At August 31, 2015, the value of these securities amounted to $51,655,254 or 6.24% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $19,023,430, which represents 2.30% of net assets.  Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Allen Academy
Refunding Revenue Bonds
Public School Academy
Series 2013
06/01/33 6.000%	02-22-2013	5,595,244
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 13.000%	05-14-2010	357,064
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
01/01/16 8.375%	10-04-2004 - 05-14-2010	510,005
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-2004 - 05-14-2010	2,498,267
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	05-14-2010	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	1,835,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-2008	1,370,000
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-1998	661,211
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-2006	3,100,319
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 6.000%	02-14-2007	972,870
Iowa Finance Authority
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/56 2.000%	03-17-2014	—
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	12-10-2007 - 02-24-2010	20,728

Security Description	Acquisition Dates	Cost ($)
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35 6.000%	01-21-2004	1,849,053
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	06-28-2006	1,228,125
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25 6.125%	10-01-2009	508,750
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-2005 - 10-01-2009	4,614,875
Munimae TE Bond Subsidiary LLC
AMT
06/30/49 5.800%	10-14-2004	1,000,000
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-2007	230,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-1993	456,554
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Glenmoor Project
Subordinated Series 2014B
01/01/49 2.500%	04-17-2014	—
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 5.800%	12-22-2005	2,650,000

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2015, the value of these securities amounted to $4,067,924, which represents 0.49% of net assets.

(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Variable rate security.
(h)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(j)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $787,228,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,362,000
Unrealized Depreciation	(25,971,000)
Net Unrealized Appreciation	$34,391,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	801,119,113	—	801,119,113
Municipal Preferred Stocks	—	945,020	—	945,020
Municipal Short Term	—	4,410,771	—	4,410,771
Money Market Funds	15,143,981	—	—	15,143,981
Total Investments	15,143,981	806,474,904	—	821,618,885

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Intermediary Alternatives Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Alternative Investment Funds 100.0%

Blackstone Alternative Multi-Strategy Fund, Class Y Shares (a)(b)	8,748,728	$90,636,822
Total Alternative Investment Funds (Cost: $87,800,000)		$90,636,822
Total Investments
(Cost: $87,800,000) (c)		$90,636,822(d)
Other Assets & Liabilities, Net		30,079
Net Assets		$90,666,901

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	44,652	7	(44,659)	—	8	—
Blackstone Alternative Multi-Strategy Fund, Class Y Shares	87,800,000	—	—	87,800,000	—	90,636,822
Total	87,844,652	7	(44,659)	87,800,000	8	90,636,822

(c)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $87,800,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,837,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,837,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Alternative Investment Funds	90,636,822	—	—	90,636,822
Total Investments	90,636,822	—	—	90,636,822

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 26, 2015